UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.0% of Net Assets
Non-Convertible Bonds – 81.7%
	ABS Car Loan – 0.1%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,152,733
22,950,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	19,768,646

		25,921,379

	ABS Home Equity – 0.1%
14,755,186	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.609%, 4/25/2035(b)	14,919,589

	ABS Other – 0.4%
31,500,113	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	31,210,312
32,585,000	GCA2014 Holdings Ltd., Zero Coupon, 1/05/2030, 144A(c)(d)	29,630,880
21,595,000	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	21,595,000
7,850,000	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	7,850,000

		90,286,192

	Aerospace & Defense – 0.8%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	37,102,350
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,363,068
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,937,280
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,668,000
24,503,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,277,850
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	26,244,400
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,295,500
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	43,180,834
27,711,000	TransDigm, Inc., 6.500%, 7/15/2024	27,849,555

		184,918,837

	Airlines – 2.8%
22,705,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	20,788,814
4,855,898	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,928,737
232,615,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	236,685,762
21,156,536	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	21,952,444

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$7,914,933	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	$8,102,913
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,344,365
4,480,078	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,636,881
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	34,212,500
252,250	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	256,185
351,253	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	365,303
3,085,364	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	3,224,205
912,144	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	958,299
2,147,973	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,435,157
1,845,603	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,070,398
1,155,415	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,244,960
2,668,114	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,881,563
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,560,971
14,613,896	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	16,038,751
24,113,467	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	25,499,991
18,985,168	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	20,883,685
22,949,053	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	26,506,156
5,015,748	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	5,266,535
2,319,903	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,691,088
3,194,948	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,690,165
1,449,992	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,559,612
16,373,373	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	18,307,068
20,760,859	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	22,421,728
662,303	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	738,004
6,915,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	7,087,668
12,595,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	12,421,819
16,088,959	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	17,536,965

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$15,574,163	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	$18,143,900
18,695,633	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	20,845,631
9,673,679	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	10,737,784
4,756,653	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	4,923,136
6,747,341	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,084,708
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	57,024,000
8,450,974	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	8,651,684
13,895,788	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	14,312,662

		683,022,197

	Automotive – 1.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	4,079,528
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	15,668,430
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,986,926
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,818,935
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	79,770,616
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,342,592
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	66,796,491
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	88,827,441
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	2,013,048
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,532,031
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,455,400
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,252,435
8,935,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	8,666,950
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,088,500

		333,299,323

	Banking – 10.9%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(e)	7,351,004
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	128,359,418

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$40,568,000	Ally Financial, Inc., 7.500%, 9/15/2020	$47,565,980
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	47,676,810
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	51,799,425
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	38,628,933
99,300,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	35,693,759
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,549,121
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,183,186
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	6,635,449
18,860,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	18,861,452
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	40,044,941
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	14,412,650
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	80,749,020
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	46,356,302
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	38,325,315
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	29,589,357
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	56,872,184
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	25,724,250
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	31,050,000
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	20,905,516
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	12,339,373
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	8,020,844
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	41,411,273
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,486,269
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	41,704,323
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	15,588,183
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,250,710
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	10,496,185

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	$32,361,805
4,900,000	Citigroup, Inc., EMTN, 1.352%, 11/30/2017, (EUR)(b)	5,916,795
16,780,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	17,850,161
4,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	4,120,354
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	24,315,156
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,087,834
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	77,806,365
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,555,633
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	37,583,636
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	72,837,886
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,684,488
45,415,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	47,022,373
55,385,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	53,751,973
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	53,656,961
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	21,213,419
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	96,745,092
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	34,539,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(e)	5,065,288
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,215,854
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	43,020,772
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.632%, 9/14/2018, (EUR)(b)	1,888,646
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,325,522
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	82,222,579
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,668,665
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,770,419
35,925,000	Morgan Stanley, 4.350%, 9/08/2026	36,139,652
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	45,385,128

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$26,800,000	Morgan Stanley, 4.875%, 11/01/2022	$28,463,690
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	64,287,385
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	126,421,729
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	134,505,858
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,374,079
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	100,499,820
107,640,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	108,978,826
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,084,045
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	16,093,943
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	13,326,710
18,000,000	Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(b)	17,945,982
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	59,465,395
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	3,377,020
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	6,831,990
3,060,000	RBS Capital Trust III, 2.095%(b)(e)	3,043,170
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	1,579,554
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	25,969,432
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	37,039,660
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	35,101,094
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	16,196,250
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,653,358
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	15,952,691
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,967,412
950,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	994,639
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,364,586
3,070,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(e)	3,714,854
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	10,427,041

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	$3,169,550

		2,664,212,451

	Brokerage – 0.9%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,486,340
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	27,895,350
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,867,528
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,116,878
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	28,959,874
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,269,970
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	66,136,697

		224,732,637

	Building Materials – 0.7%
14,395,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	12,091,800
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,879,035
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,523,163
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,075,317
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,615,620
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,687,660
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,192,950
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,147,054
214,000	Owens Corning, 6.500%, 12/01/2016	233,159
51,180,000	Owens Corning, 7.000%, 12/01/2036	63,404,138
17,605,000	USG Corp., 9.750%, 1/15/2018	20,069,700

		182,919,596

	Cable Satellite – 0.3%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,348,150
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	36,656,536
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	637,910
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	13,718,583

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$9,660,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	$10,106,775

		64,467,954

	Chemicals – 1.1%
54,240,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	53,019,600
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,300,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,960,100
4,075,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,626,750
3,230,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,309,450
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	119,535,000
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,299,298
33,969,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	20,721,090
2,257,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	1,884,595
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	8,054,812

		257,710,695

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,385,051
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	31,905,644
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,404,588

		40,695,283

	Consumer Cyclical Services – 0.1%
3,591,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	3,716,685
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,020,000
8,164,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	7,796,620

		12,533,305

	Consumer Products – 0.3%
14,000,000	Avon Products, Inc., 6.950%, 3/15/2043	11,550,000
57,550,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	58,734,091
2,043,000	Visant Corp., 10.000%, 10/01/2017	1,772,303

		72,056,394

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 2.1%
$3,075,000	AES Corp. (The), 4.875%, 5/15/2023	$3,051,938
10,815,000	AES Corp. (The), 5.500%, 3/15/2024	10,975,062
61,089,168	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	69,377,563
78,043,538	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	86,616,620
2,725,751	CE Generation LLC, 7.416%, 12/15/2018	2,698,493
49,684,000	DPL, Inc., 6.750%, 10/01/2019, 144A	50,180,840
12,250,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	12,464,375
69,835,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	71,231,700
70,000,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	70,392,000
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	67,845,852
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,286,997
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,539,592
8,663,000	Endesa S.A., 7.875%, 2/01/2027	11,273,638
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	13,630,313
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,022,840
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,326,621
898,751	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	959,417
112,789	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	116,771

		507,990,632

	Finance Companies – 5.7%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,294,000
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,590,588
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	80,701,950
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	49,954,752
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	73,193,828
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	36,629,847
12,965,000	General Electric Capital Corp., Series A, MTN, 0.531%, 5/13/2024(b)	12,165,111
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	211,820,955

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$455,000	International Lease Finance Corp., 3.875%, 4/15/2018	$455,000
9,248,000	International Lease Finance Corp., 4.625%, 4/15/2021	9,409,840
11,568,000	International Lease Finance Corp., 5.875%, 4/01/2019	12,464,520
37,015,000	International Lease Finance Corp., 5.875%, 8/15/2022	40,161,275
5,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,752,013
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,328,500
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,077,284
18,205,000	iStar Financial, Inc., 4.875%, 7/01/2018	17,886,413
20,095,000	iStar Financial, Inc., 5.000%, 7/01/2019	19,492,150
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	34,803,875
4,865,000	iStar Financial, Inc., 6.050%, 4/15/2015	4,913,650
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	30,586,500
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	30,853,650
34,415,000	Navient LLC, 4.875%, 6/17/2019	34,514,803
27,345,000	Navient LLC, 5.500%, 1/25/2023	26,182,837
150,125(††)	Navient LLC, 6.000%, 12/15/2043	3,228,313
9,995,000	Navient LLC, MTN, 4.625%, 9/25/2017	10,144,925
11,528,000	Navient LLC, MTN, 5.500%, 1/15/2019	11,787,380
68,000,000	Navient LLC, MTN, 6.125%, 3/25/2024	66,810,000
8,000,000	Navient LLC, MTN, 7.250%, 1/25/2022	8,680,000
2,030,000	Navient LLC, MTN, 8.000%, 3/25/2020	2,248,225
23,623,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	23,445,828
49,494,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	37,367,970
74,428,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	82,987,220
78,860,000	Springleaf Finance Corp., 5.250%, 12/15/2019	77,282,800
194,610,000	Springleaf Finance Corp., 7.750%, 10/01/2021	217,963,200
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	87,186,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	$4,842,425
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	981,750

		1,401,189,777

	Financial Other – 0.2%
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	60,808,394

	Food & Beverage – 0.2%
3,420,000	Constellation Brands, Inc., 4.750%, 11/15/2024	3,462,750
36,595,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	42,267,225

		45,729,975

	Government Owned - No Guarantee – 0.2%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	38,925,327

	Healthcare – 3.1%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	2,916,000
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,366,746
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	7,735,999
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,213,175
237,365,000	HCA, Inc., 5.250%, 4/15/2025	248,046,425
12,860,000	HCA, Inc., 5.875%, 3/15/2022	14,081,700
162,835,000	HCA, Inc., 5.875%, 5/01/2023	171,587,381
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,612,060
27,148,000	HCA, Inc., 7.500%, 12/15/2023	30,405,760
26,465,000	HCA, Inc., 7.500%, 11/06/2033	27,788,250
70,501,000	HCA, Inc., 7.690%, 6/15/2025	79,313,625
44,984,000	HCA, Inc., 8.360%, 4/15/2024	52,856,200
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	24,445,260
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,317,220
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,419,275
2,250,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,255,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$32,146,120

		758,506,821

	Home Construction – 0.7%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,163,450
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	14,219,650
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,732,500
52,688,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	50,580,480
2,835,000	KB Home, 8.000%, 3/15/2020	3,104,325
7,820,000	Lennar Corp., 4.500%, 6/15/2019	7,820,000
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	62,414,025
18,575,000	Pulte Group, Inc., 6.375%, 5/15/2033	18,575,000
8,975,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	8,851,594

		174,461,024

	Independent Energy – 1.1%
6,620,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	5,627,000
5,962,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,067,700
6,416,000	California Resources Corp., 5.000%, 1/15/2020, 144A	5,565,880
106,031,000	California Resources Corp., 5.500%, 9/15/2021, 144A	90,656,505
14,139,000	California Resources Corp., 6.000%, 11/15/2024, 144A	11,947,455
1,200,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,167,000
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,085,500
3,410,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,050,398
705,000	Continental Resources, Inc., 4.500%, 4/15/2023	670,562
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,139,894
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	5,509,125
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,070,625
12,745,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	9,495,025
1,690,000	Rex Energy Corp., 8.875%, 12/01/2020	1,512,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	$8,835,000
12,249,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	11,391,570
13,180,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	11,071,200
7,440,000	Sanchez Energy Corp., 7.750%, 6/15/2021	6,919,200
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,502,800
20,822,000	SM Energy Co., 6.125%, 11/15/2022, 144A	19,572,680
1,060,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	977,850
57,730,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	49,647,800

		266,483,319

	Industrial Other – 0.2%
10,205,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	10,434,613
10,640,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	10,879,400
9,280,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	6,960,000
8,025,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	8,546,625
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,973,018

		48,793,656

	Life Insurance – 1.4%
16,485,000	American International Group, Inc., 4.125%, 2/15/2024	17,548,480
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,978,213
910,000	American International Group, Inc., 6.250%, 3/15/2087	1,015,514
6,981,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	9,459,255
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	15,050,928
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,486,996
6,368,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,120,061
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	7,719,518
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	106,009,225
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,985,832
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	18,225,684

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	$17,181,225
4,075,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	3,303,305
13,905,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	11,203,217
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,902,900
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,534,375
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	76,248,246
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,740,234
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	7,419,121

		344,132,329

	Local Authorities – 1.3%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	32,743,351
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	87,376,481
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	129,224,243
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,138,137
5,353,265	Province of Alberta, 5.930%, 9/16/2016, (CAD)	4,816,556
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,307,937
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	59,073,582

		315,680,287

	Media Entertainment – 0.7%
9,335,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 2/15/2022, 144A	9,405,013
23,335,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.875%, 3/15/2025, 144A	23,510,012
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	9,542,851
66,150,000	iHeartCommunications, Inc., 9.000%, 9/15/2022, 144A	64,827,000
31,905,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	31,426,425
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,700,250
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	27,981,525
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	9,823,450

		180,216,526

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 1.6%
$6,209,524	1839688 Alberta ULC, 14.000% (14.000% PIK), 2/13/2020(f)	$5,495,429
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	14,923,623
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	12,846,453
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	2,094,192
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	7,298,550
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	35,531,800
3,635,000	ArcelorMittal, 7.500%, 10/15/2039	3,762,225
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,629,035
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	23,550,555
11,380,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	6,145,200
5,260,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	2,827,250
56,877,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	29,576,040
12,128,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	9,217,280
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	34,587,475
12,000,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	10,800,000
19,165,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	18,973,350
66,420,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	66,420,000
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,646,250
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	10,427,408
9,625,000	United States Steel Corp., 6.650%, 6/01/2037	8,758,750
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	8,135,225
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	24,931,200
37,725,000	United States Steel Corp., 7.500%, 3/15/2022	39,422,625

		385,999,915

	Midstream – 0.8%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	9,472,563
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,217,631
7,325,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	7,509,443

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$9,013,125
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,135,003
33,023,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	32,445,097
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	212,175
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,895,545
52,880,000	NiSource Finance Corp., 6.400%, 3/15/2018	60,226,513
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,449,891
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	28,357,507
4,258,531	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,258,531

		193,193,024

	Mortgage Related – 0.0%
62,348	FHLMC, 5.000%, 12/01/2031	68,761

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	11,546,323
11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	11,330,609
24,777,194	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	21,328,690

		44,205,622

	Oil Field Services – 0.6%
4,015,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	2,930,950
9,404,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	4,043,720
2,464,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	1,084,160
15,933,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	7,488,510
2,507,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	1,328,710
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,241,795
29,152,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	17,782,720
46,242,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	27,745,200
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	29,983,680
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,266,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$10,342,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	$5,765,665
13,540,000	Transocean, Inc., 3.800%, 10/15/2022	10,971,801
6,530,000	Transocean, Inc., 6.375%, 12/15/2021	6,023,592

		155,656,531

	Packaging – 0.0%
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,609,775
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,138,500

		11,748,275

	Paper – 1.1%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	38,456,895
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	483,618
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	123,989,892
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	19,511,428
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,507,984
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	10,833,584
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	45,553,787
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,060,833
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,685,483

		277,083,504

	Pharmaceuticals – 0.0%
1,722,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,799,490

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	24,990,186
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	20,556,213
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,050,000
13,975,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(b)(g)	8,385,000
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,842,601
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	13,267,029

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$6,575,000	XLIT Ltd., 6.250%, 5/15/2027	$7,938,865
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,510,305

		86,540,199

	Railroads – 0.5%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	127,701,437
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	7,618,590
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	62,897

		135,382,924

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,389,724

	Retailers – 0.6%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,960,800
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,948,800
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,989,975
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,117,500
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	15,716,408
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,694,188
9,800,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,526,000
36,895,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	23,981,750
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,319,900
33,425,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	29,414,000
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	17,291,528
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	11,016,887
26,880,000	Toys R Us, Inc., 7.375%, 10/15/2018	17,606,400

		149,584,136

	Sovereigns – 0.4%
102,800,000	Republic of Portugal, 5.125%, 10/15/2024, 144A	107,993,250

	Supermarkets – 1.2%
111,762,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	114,556,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$92,569,850
24,565,000	New Albertson’s, Inc., 7.750%, 6/15/2026	21,985,675
18,727,000	New Albertson’s, Inc., 8.000%, 5/01/2031	16,947,935
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,096,000
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	16,140,885
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,522,262
34,115,000	SUPERVALU, Inc., 7.750%, 11/15/2022	33,432,700

		305,251,357

	Supranational – 1.4%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,118,636
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	27,983,700
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	17,447,822
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	58,720,889
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	152,967,269
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	37,911,355
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	39,165,499

		338,315,170

	Technology – 1.9%
137,419,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	131,235,145
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,972,275
3,105,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,277,328
36,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	39,150,000
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	55,871,570
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,979,067
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,333,589
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	20,284,566
13,000,000	First Data Corp., 10.625%, 6/15/2021	14,722,500
8,684,000	First Data Corp., 11.250%, 1/15/2021	9,856,340

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$57,009,000	First Data Corp., 11.750%, 8/15/2021	$65,417,827
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	76,509,930
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,760,288
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	5,030,305
3,289,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,128,484
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,070,000
40,000	Xerox Corp., 6.350%, 5/15/2018	45,229
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	658,528

		462,302,971

	Transportation Services – 0.3%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	18,264,780
11,219,429	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	11,415,769
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(g)(h)	8,583,152
4,837,198	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(d)	4,933,942
4,407,355	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	4,473,465
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(g)(h)	20,553,896
3,242,878	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	3,486,094
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(g)(h)	278,373
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,604,865

		75,594,336

	Treasuries – 29.3%
913,810,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	786,609,662
445,239,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	384,236,122
254,495,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	219,578,058
597,515,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	517,474,322
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	139,563,408
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	176,261,023
1,345,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	1,310,737

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
545,000		Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2024, (EUR)(i)	$414,270
730,000		Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2041, (EUR)(i)	441,668
10,000,000,000		Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	878,886
25,000,000,000		Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	2,355,672
88,974,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,082,015
498,832,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	45,372,164
317,658,000,000		Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	30,457,721
8,357,200	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	57,938,118
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	60,893,850
4,555,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	35,065,728
10,085,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	76,280,845
39,135,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	304,855,133
3,270,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	26,781,563
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	306,014,398
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	113,299,118
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	113,788,794
1,316,210,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	190,666,255
2,107,745,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	286,722,324
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	87,328,521
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	36,767,128
10,025,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	3,799,634
8,742,110,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	53,043,273
2,331,740,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	15,010,576
5,523,835,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	36,932,427
350,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	349,562,500
940,000,000		U.S. Treasury Note, 0.375%, 1/31/2016	940,440,860
1,088,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	1,087,830,272

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$250,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	$249,961,000
100,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	99,937,500
299,660,000	U.S. Treasury Note, 0.500%, 6/30/2016	299,753,494

		7,145,709,039

	Wireless – 0.5%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	18,650,597
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	9,761,462
41,804,000	Sprint Capital Corp., 6.875%, 11/15/2028	36,787,520
21,749,000	Sprint Capital Corp., 6.900%, 5/01/2019	22,183,980
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,117,325
16,537,000	Sprint Communications, Inc., 6.000%, 11/15/2022	15,214,040
11,346,000	Sprint Corp., 7.250%, 9/15/2021	11,246,722

		121,961,646

	Wirelines – 3.9%
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,202,845
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,219,068
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	11,356,216
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	115,213,312
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	11,005,000
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	7,182,450
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	940,000
6,595,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	6,611,488
27,075,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	35,342,125
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,761,363
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,562,525
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	21,853,725
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	24,305,000
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,067,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$730,000	Frontier Communications Corp., 9.000%, 8/15/2031	$770,150
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,628,365
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,383,962
36,535,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	36,763,344
385,000	Level 3 Escrow II, Inc., 5.375%, 8/15/2022, 144A	386,925
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	40,843,350
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,494,081
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,739,975
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,163,342
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	28,823,784
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	54,686,578
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,248,398
30,015,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	32,956,470
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	64,147,000
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,159,187
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	41,026,300
38,025,000	Qwest Corp., 6.875%, 9/15/2033	38,141,585
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,510,290
10,620,000	Qwest Corp., 7.250%, 9/15/2025	12,648,144
62,599,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	62,599,000
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	32,862,525
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	12,693,330
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	7,268,423
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	8,511,628
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,047,961
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,341,483
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	47,969,015

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	$8,432,465
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	32,763,099
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	7,149,960
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	41,643,577
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	26,009,715
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,801,256
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,500,144

		961,737,241

	Total Non-Convertible Bonds (Identified Cost $19,613,163,330)	19,963,131,014

Convertible Bonds – 5.2%
	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,916,819

	Communications – 0.2%
22,100,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	40,111,500

	Construction Machinery – 0.1%
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,578,609

	Consumer Products – 0.1%
13,670,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	13,900,681
13,560,000	Jarden Corp., 1.125%, 3/15/2034, 144A	15,195,675

		29,096,356

	Energy – 0.5%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	24,922,969
75,524,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	73,352,685
21,431,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	21,404,211

		119,679,865

	Finance Companies – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	909,150

	Healthcare – 0.5%
26,370,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	29,369,588

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
		Healthcare – continued
$2,144,000		Omnicare, Inc., 3.250%, 12/15/2035	$2,480,340
29,850,000		Omnicare, Inc., 3.750%, 12/15/2025	82,348,687

			114,198,615

		Home Construction – 0.5%
13,852,000		KB Home, 1.375%, 2/01/2019	13,730,795
47,320,000		Lennar Corp., 3.250%, 11/15/2021, 144A	91,800,800

			105,531,595

		Pharmaceuticals – 0.0%
2,042,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,400,626
2,844,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,485,678

			5,886,304

		Property & Casualty Insurance – 0.4%
72,915,000		Old Republic International Corp., 3.750%, 3/15/2018	84,490,256

		REITs—Mortgage – 0.0%
1,761,000		iStar Financial, Inc., 3.000%, 11/15/2016	2,226,564

		REITs—Warehouse/Industrials – 0.1%
28,230,000		ProLogis LP, 3.250%, 3/15/2015	31,370,588

		Technology – 2.8%
3,300,000	(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	16,352,778
65,744,000		Ciena Corp., 0.875%, 6/15/2017	65,127,650
14,150,000		Ciena Corp., 3.750%, 10/15/2018, 144A	17,519,469
8,680,000		Ciena Corp., 4.000%, 3/15/2015, 144A	9,000,075
2,469,000		Intel Corp., 3.482%, 12/15/2035(b)	3,243,649
318,925,000		Intel Corp., 3.250%, 8/01/2039	554,530,844
15,145,000		JDS Uniphase Corp., 0.625%, 8/15/2033	15,996,906
1,605,000		Lam Research Corp., Series B, 1.250%, 5/15/2018	2,269,069
7,325,559		Liberty Media LLC, 3.500%, 1/15/2031	6,607,822

			690,648,262

		Total Convertible Bonds (Identified Cost $853,268,070)	1,262,644,483

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 1.1%
	District of Columbia – 0.0%
$5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$7,816,525

	Illinois – 0.5%
69,245,000	State of Illinois, 5.100%, 6/01/2033	68,738,819
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	37,764,633

		106,503,452

	Michigan – 0.1%
20,115,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,411,946

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,669,880

	Virginia – 0.5%
171,050,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	128,506,444

	Total Municipals (Identified Cost $295,821,218)	266,908,247

	Total Bonds and Notes (Identified Cost $20,762,252,618)	21,492,683,744

Senior Loans – 2.0%
	Automotive – 0.1%
9,494,660	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	9,443,199
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	7,706,152

		17,149,351

	Cable Satellite – 0.0%
9,427,835	CSC Holdings, Inc., New Term Loan B, 2.669%, 4/17/2020(b)	9,205,621

	Chemicals – 0.3%
7,341,933	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	7,158,385
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	7,720,228
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	47,993,825

		62,872,438

	Construction Machinery – 0.1%
29,113,058	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	29,113,058

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – 0.4%
$55,700,000	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	$54,029,000
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	53,101,875

		107,130,875

	Consumer Products – 0.1%
24,810,680	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	24,066,359

	Diversified Manufacturing – 0.1%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	9,483,336

	Finance Companies – 0.4%
94,583,905	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	97,421,422

	Media Entertainment – 0.1%
12,865,790	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	10,247,602

	Natural Gas – 0.0%
10,100,245	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	8,938,717

	Oil Field Services – 0.0%
3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	2,440,979

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,366,625

	Retailers – 0.1%
18,505,003	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	17,746,297
4,950,000	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,713,341

		22,459,638

	Supermarkets – 0.2%
35,778,061	Albertson’s Holdings LLC, Term Loan B4, 4.500%, 8/25/2021(b)	35,740,852
22,606,841	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	22,168,947

		57,909,799

	Technology – 0.0%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	5,316,960

	Transportation Services – 0.0%
5,716,904	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	5,559,689

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.1%
$6,465,771	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	$6,452,516
9,465,000	Integra Telecom, Inc., 2nd Lien Term Loan, 2/21/2020 (j)	9,382,181
2,283,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	2,263,024
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,501,182

		20,598,903

	Total Senior Loans (Identified Cost $495,406,125)	494,281,372

Shares
Common Stocks – 6.5%
	Airlines – 0.1%
197,487	United Continental Holdings, Inc.(g)	13,209,905

	Automobiles – 1.3%
21,300,409	Ford Motor Co.	330,156,340

	Chemicals – 0.7%
750,000	PPG Industries, Inc.	173,362,500

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	17,422,261

	Diversified Telecommunication Services – 0.2%
403,884	Hawaiian Telcom Holdco, Inc.(g)	11,135,082
2,629,337	Telefonica S.A., Sponsored ADR	37,362,879

		48,497,961

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	14,457,136

	Multi-Utilities – 0.0%
40,899	CMS Energy Corp.	1,421,240

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	20,097,979
850,302	Repsol YPF S.A., Sponsored ADR	15,798,611
750,000	Royal Dutch Shell PLC, ADR	50,212,500

		86,109,090

	Pharmaceuticals – 0.8%
3,372,358	Bristol-Myers Squibb Co.	199,070,293

	Semiconductors & Semiconductor Equipment – 2.7%
18,411,567	Intel Corp.	668,155,766

	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(g)	20,709,968

	Total Common Stocks (Identified Cost $885,675,651)	1,572,572,460

Shares	Description	Value (†)
Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.3%
	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	$30,031,374
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	15,054,498

		45,085,872

	Communications – 0.0%
14,753	Cincinnati Bell, Inc., 6.750%	726,438

	Energy – 0.4%
249,961	Chesapeake Energy Corp., 4.500%(d)	22,730,828
265,228	Chesapeake Energy Corp., 5.000%(d)	25,080,623
15,276	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	15,638,805
325,710	El Paso Energy Capital Trust I, 4.750%	19,751,054
122,944	SandRidge Energy, Inc., 7.000%	5,040,704
144,600	SandRidge Energy, Inc., 8.500%(d)	6,028,013

		94,270,027

	Metals & Mining – 0.3%
195,123	Alcoa, Inc., Series 1, 5.375%	9,843,956
4,148,477	ArcelorMittal, 6.000%	71,768,652
342,780	Cliffs Natural Resources, Inc., 7.000%	2,296,626

		83,909,234

	Natural Gas – 0.1%
409,305	AES Trust III, 6.750%	20,829,531

	REITs—Diversified – 0.1%
37,810	Crown Castle International Corp., Series A, 4.500%	3,894,052
561,271	Weyerhaeuser Co., Series A, 6.375%	32,385,337

		36,279,389

	REITs—Health Care – 0.1%
172,150	Health Care REIT, Inc., Series I, 6.500%	11,336,078

	REITs—Hotels – 0.0%
230,173	FelCor Lodging Trust, Inc., Series A, 1.950%	5,878,618

	REITs—Mortgage – 0.1%
222,459	iStar Financial, Inc., Series J, 4.500%(d)	13,151,776

Shares	Description	Value (†)
Preferred Stocks – continued
	Total Convertible Preferred Stocks (Identified Cost $316,445,766)	$311,466,963

Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.3%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	65,827,250
53,000	Bank of America Corp., 6.375%	1,340,370
534,725	Countrywide Capital IV, 6.750%	13,549,931

		80,717,551

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	142,320
100	Entergy Arkansas, Inc., 4.320%(d)	9,409
5,000	Entergy Mississippi, Inc., 4.360%(d)	510,156
665	Entergy New Orleans, Inc., 4.360%(d)	66,168
200	Entergy New Orleans, Inc., 4.750%(d)	21,100
50,100	Southern California Edison Co., 4.780%	1,202,901

		1,952,054

	Finance Companies – 0.1%
58,400	iStar Financial, Inc., Series E, 7.875%	1,442,480
58,575	iStar Financial, Inc., Series F, 7.800%	1,443,874
15,550	iStar Financial, Inc., Series G, 7.650%	377,088
149,767	SLM Corp., Series A, 6.970%	7,386,508

		10,649,950

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(d)(i)	38,950,000

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%	636,773

	REITs—Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,825,787

	REITs—Warehouse/Industrials – 0.0%
169,007	ProLogis, Inc., Series Q, 8.540%(d)	10,415,056

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $91,856,549)	$146,147,171

	Total Preferred Stocks (Identified Cost $408,302,315)	457,614,134

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,936)	$7,636,490

Principal Amount (‡)
Short-Term Investments – 0.5%
$2,233,662	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $2,233,662 on 1/02/2015 collateralized by $2,256,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $2,278,434 including accrued interest(k)	2,233,662
126,566,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $126,566,391 on 1/02/2015 collateralized by $108,715,000 U.S. Treasury Bond, 3.625% due 8/15/2043 valued at $129,099,063 including accrued interest(k)	126,566,321

	Total Short-Term Investments (Identified Cost $128,799,983)	128,799,983

	Total Investments – 98.9% (Identified Cost $22,690,244,628)(a)	24,153,588,183
	Other assets less liabilities – 1.1%	264,067,393

	Net Assets – 100.0%	$24,417,655,576

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $22,763,317,778 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,542,910,498
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,152,640,093)

Net unrealized appreciation	$1,390,270,405

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	Illiquid security. At December 31, 2014, the value of these securities amounted to $352,097,806 or 1.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $261,118,913 or 1.1% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $3,760,051,772 or 15.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$90,286,192	(a)	$90,286,192
Airlines	—	401,372,131	281,650,066	(b)	683,022,197
Banking	—	2,599,925,066	64,287,385	(b)	2,664,212,451
Finance Companies	3,228,313	1,397,961,464	—		1,401,189,777
Retailers	—	133,867,728	15,716,408	(c)	149,584,136
Transportation Services	—	21,869,645	53,724,691	(c)	75,594,336
All Other Non-Convertible Bonds*	—	14,899,241,925	—		14,899,241,925

Total Non-Convertible Bonds	3,228,313	19,454,237,959	505,664,742		19,963,131,014

Convertible Bonds*	—	1,262,644,483	—		1,262,644,483

Municipals*	—	266,908,247	—		266,908,247

Total Bonds and Notes	3,228,313	20,983,790,689	505,664,742		21,492,683,744

Senior Loans*	—	494,281,372	—		494,281,372
Common Stocks*	1,572,572,460	—	—		1,572,572,460
Preferred Stocks
Convertible Preferred Stocks
Energy	19,751,054	69,478,269	5,040,704	(b)	94,270,027
REITs—Mortgage	—	13,151,776	—		13,151,776
All Other Convertible Preferred Stocks*	204,045,160	—	—		204,045,160

Total Convertible Preferred Stocks	223,796,214	82,630,045	5,040,704		311,466,963

Non-Convertible Preferred Stocks
Electric	1,202,901	749,153	—		1,952,054
Government Sponsored	—	38,950,000	—		38,950,000
REITs—Office Property	—	2,825,787	—		2,825,787
REITs—Warehouse/Industrials	—	10,415,056	—		10,415,056
All Other Non-Convertible Preferred Stocks*	92,004,274	—	—		92,004,274

Total Non-Convertible Preferred Stocks	93,207,175	52,939,996	—		146,147,171

Total Preferred Stocks	317,003,389	135,570,041	5,040,704		457,614,134

Closed-End Investment Companies	7,636,490	—	—		7,636,490
Short-Term Investments	—	128,799,983	—		128,799,983

Total	$1,900,440,652	$21,742,442,085	$510,705,446		$24,153,588,183

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($31,210,312) or fair valued by the Fund’s adviser ($59,075,880).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $53,890,925 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, these securities were fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $664,024 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$31,219,633	$—	$1,210	$72,192	$59,075,880	$(82,723)	$—	$—	$90,286,192	$72,451
Airlines	292,696,690	80,417	183,543	(2,751,454)	—	(8,559,130)	—	—	281,650,066	(1,626,367)
Banking	65,928,928	—	—	(1,641,543)	—	—	—	—	64,287,385	(1,641,543)
Life Insurance	8,500,000	37,832	547,875	914,293	—	(10,000,000)	—	—	—	—
Metals & Mining	7,011,500	45,708	2,350	2,194,396	—	(9,253,954)	—	—	—	—
Retailers	15,605,595	18,267	—	92,546	—	—	—	—	15,716,408	92,546
Transportation Services	54,906,286	—	182,643	(203,795)	—	(1,160,443)	—	—	53,724,691	1
Convertible Bonds
Wirelines	80,044	—	(32,132)	25,503	—	(73,415)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(5,965,009)	438,368	—	10,567,345	—	5,040,704	(5,965,009)

Total	$475,948,676	$182,224	$885,489	$(7,262,871)	$59,514,248	$(29,129,665)	$10,567,345	$—	$510,705,446	$(9,067,921)

A preferred stock valued at $10,567,345 was transferred from Level 1 to Level 3 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	29.3%
Banking	11.4
Finance Companies	6.2
Technology	4.7
Wirelines	4.0
Healthcare	3.6
Airlines	2.9
Semiconductors & Semiconductor Equipment	2.7
Electric	2.1
Chemicals	2.1
Other Investments, less than 2% each	29.4
Short-Term Investments	0.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	70.3%
Canadian Dollar	10.7
New Zealand Dollar	4.5
Mexican Peso	3.5
Australian Dollar	3.1
Norwegian Krone	2.0
Other, less than 2% each	4.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.3% of Net Assets
Non-Convertible Bonds – 82.0%
	ABS Car Loan – 0.4%
7,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$6,029,652

	ABS Home Equity – 0.0%
588,127	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.609%, 4/25/2035(b)	594,680

	ABS Other – 0.3%
379,583	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	382,910
1,855,000	GCA2014 Holdings Ltd., Zero Coupon, 1/05/2030, 144A(c)(d)	1,686,828
1,265,000	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	1,265,000
460,000	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	460,000

		3,794,738

	Aerospace & Defense – 1.9%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	11,231,200
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	178,500
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	654,000
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,805,000
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,751,000
245,000	Textron, Inc., 5.600%, 12/01/2017	269,232
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,940,325
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,531,294
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,475,340

		26,835,891

	Airlines – 2.4%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	5,081,608
724,692	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	735,562
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,593,800
1,138,468	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,181,298
376,902	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	385,853

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	$804,000
231,025	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	239,111
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,854,063
10,502	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	10,665
17,053	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	18,374
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	74,562
233,192	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	244,852
219,056	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	247,533
849,725	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	917,704
1,690,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,732,199
1,345,734	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,567,780
903,257	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,007,132
483,550	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	536,740
792,776	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	820,523
2,246,095	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,358,400
467,423	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	478,524
768,620	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	791,678

		34,681,961

	Automotive – 1.9%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,871,470
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,178,297
165,000	Ford Motor Co., 6.625%, 2/15/2028	192,387
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,195,223
690,000	Ford Motor Co., 7.125%, 11/15/2025	847,937
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	5,054,340
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,726,883
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,095,863
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	651,929

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$656,099
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,270,156
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	388,125
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	499,550

		27,628,259

	Banking – 12.4%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,836,025
1,817,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,130,432
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,657,100
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,461,150
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,997,263
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,102,379
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,177,631
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,357,776
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,700,131
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,715,751
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	12,899,431
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,223,630
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	2,223,734
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	1,798,437
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,718,680
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	4,666,841
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	1,158,750
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	1,150,000
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	1,669,262
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,640,581
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	278,963
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,829,577

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	$1,433,735
795,000	Citigroup, Inc., 6.125%, 8/25/2036	947,696
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	11,484,267
200,000	Citigroup, Inc., EMTN, 1.352%, 11/30/2017, (EUR)(b)	241,502
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,820,377
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,211,819
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,190,963
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,356,938
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,798,426
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,788,228
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,435,495
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,612,222
50,000	Merrill Lynch & Co., Inc., EMTN, 0.632%, 9/14/2018, (EUR)(b)	59,020
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	360,460
200,000	Morgan Stanley, 0.711%, 10/15/2015(b)	200,327
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,127,967
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,361,234
130,000	Morgan Stanley, 3.450%, 11/02/2015	132,537
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,174,741
300,000	Morgan Stanley, 4.350%, 9/08/2026	301,793
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,354,150
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,681,014
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,575,867
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	4,402,663
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	84,789
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,506,802
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,202,192

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	$1,327,336
900,000	Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(b)	897,299
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	483,725
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,414,074
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	210,987
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	2,873,869
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,078,204
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	2,415,000
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	63,591
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	905,611
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	185,972
300,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	314,096
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	833,702
150,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(e)	181,508
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	1,270,178
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,659,910

		178,355,810

	Brokerage – 1.2%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	502,335
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,687,700
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,526,591
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,312,987
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,278,271
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,002,118
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,872,761
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,876,003

		17,058,766

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 1.0%
$4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$3,473,400
860,000	Masco Corp., 4.800%, 6/15/2015	873,251
240,000	Masco Corp., 5.850%, 3/15/2017	257,400
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,757,300
800,000	Masco Corp., 6.500%, 8/15/2032	818,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,628,550
815,000	Masco Corp., 7.750%, 8/01/2029	937,250
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	762,922
10,000	Owens Corning, 6.500%, 12/01/2016	10,895
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,539,635

		14,058,603

	Cable Satellite – 0.6%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	671,650
715,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	718,575
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,931,234
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,443,304
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	837,000

		8,601,763

	Chemicals – 1.9%
9,280,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,071,200
275,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	244,750
7,395,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,287,425
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,830,000
620,000	Methanex Corp., 5.250%, 3/01/2022	666,014
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,612,349
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	3,196,400
35,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	29,225
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	644,812

		27,582,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.2%
$965,000	Toro Co., 6.625%, 5/01/2037(c)	$1,139,066
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,269,922

		2,408,988

	Consumer Products – 0.3%
820,000	Avon Products, Inc., 6.950%, 3/15/2043	676,500
3,380,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	3,449,544
260,000	Visant Corp., 10.000%, 10/01/2017	225,550

		4,351,594

	Electric – 3.3%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,955,225
595,000	AES Corp. (The), 5.500%, 3/15/2024	603,806
2,507,865	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,848,125
3,458,757	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,838,701
2,850,000	DPL, Inc., 6.750%, 10/01/2019, 144A	2,878,500
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,143,072
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,603,190
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,903,728
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,445,273
1,589,000	Endesa S.A., 7.875%, 2/01/2027	2,067,853
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,465,103
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	127,855
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,442,207
4,000,000	Enersis S.A., 7.400%, 12/01/2016	4,363,260
2,211,060	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	2,432,166

		47,118,064

	Finance Companies – 5.0%
300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	222,000
1,630,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,370,244
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	45,562

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
1,345,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	$1,094,023
2,390,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,911,470
1,145,000		General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,153,378
9,210,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,316,416
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,709,400
3,045,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,303,825
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	5,129,287
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,493,600
635,000		International Lease Finance Corp., 8.250%, 12/15/2020	765,175
945,000		iStar Financial, Inc., 4.875%, 7/01/2018	928,463
225,000		iStar Financial, Inc., 5.850%, 3/15/2017	230,625
1,505,000		iStar Financial, Inc., 7.125%, 2/15/2018	1,580,250
1,525,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,570,750
3,488,000		Navient Corp., 5.875%, 10/25/2024	3,322,320
2,167,000		Navient LLC, 4.875%, 6/17/2019	2,173,284
4,668,000		Navient LLC, 5.500%, 1/25/2023	4,469,610
31,725	(††)	Navient LLC, 6.000%, 12/15/2043	682,219
722,000		Navient LLC, MTN, 3.875%, 9/10/2015	727,415
726,000		Navient LLC, MTN, 5.500%, 1/15/2019	742,335
5,900,000		Navient LLC, MTN, 6.125%, 3/25/2024	5,796,750
200,000		Navient LLC, Series A, MTN, 5.000%, 4/15/2015	201,500
145,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	143,913
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,914,675
4,681,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	5,219,315
725,000		Springleaf Finance Corp., 5.250%, 12/15/2019	710,500
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,732,300
1,805,000		Springleaf Finance Corp., 7.750%, 10/01/2021	2,021,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$812,000
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	309,750
595,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	609,875
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,205,000

		71,618,829

	Food & Beverage – 0.3%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,475,563
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,304,225

		4,779,788

	Government Owned—No Guarantee – 0.2%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,706,672
	Healthcare – 2.1%
650,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	585,000
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	450,506
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	465,444
610,000	HCA, Inc., 5.875%, 3/15/2022	667,950
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,226,600
410,000	HCA, Inc., 6.375%, 1/15/2015	410,000
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,598,175
820,000	HCA, Inc., 7.190%, 11/15/2015	853,825
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,652,000
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,512,000
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,992,500
2,220,000	HCA, Inc., 8 .360%, 4/15/2024	2,608,500
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,266,950
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	460,100
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,414,313
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,250,612

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$1,668,500

		30,082,975

	Home Construction – 1.4%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	533,500
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	229,500
5,051,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	4,848,960
835,000	KB Home, 8.000%, 3/15/2020	914,325
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,235,000
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,725,500
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,743,600
3,020,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,020,000
515,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	507,919

		19,758,304

	Independent Energy – 1.8%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,454,097
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,129,101
370,000	California Resources Corp., 5.000%, 1/15/2020, 144A	320,975
6,085,000	California Resources Corp., 5.500%, 9/15/2021, 144A	5,202,675
810,000	California Resources Corp., 6.000%, 11/15/2024, 144A	684,450
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	106,250
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,069,625
390,000	Continental Resources, Inc., 3.800%, 6/01/2024	348,873
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	76,092
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	1,516,287
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,891,728
500,000	QEP Resources, Inc., 5.250%, 5/01/2023	467,500
690,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	641,700
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	1,488,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	$1,852,200
1,221,000	SM Energy Co., 6.125%, 11/15/2022, 144A	1,147,740

		26,397,293

	Industrial Other – 0.2%
385,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	393,663
405,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	414,112
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,210,375
295,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	221,250
660,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	702,900

		2,942,300

	Life Insurance – 1.4%
160,000	American International Group, Inc., 4.125%, 2/15/2024	170,322
130,000	American International Group, Inc., 4.875%, 6/01/2022	146,035
161,000	American International Group, Inc., 6.250%, 3/15/2087	179,668
711,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	963,405
325,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	363,383
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	190,942
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	4,005,250
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	275,105
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,976,828
720,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	583,651
1,205,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	970,865
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	694,868
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,246,100
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,811,875
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,524,387

		20,102,684

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 2.2%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$706,079
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	8,720,183
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,732,334
269,871	Province of Alberta, 5.930%, 9/16/2016, (CAD)	242,814
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	18,502,708

		31,904,118

	Media Entertainment – 1.0%
500,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 2/15/2022, 144A	503,750
1,250,000	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.875%, 3/15/2025, 144A	1,259,375
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,393,032
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022, 144A	3,728,900
2,420,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,383,700
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	123,000
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,322,175
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	325,975

		14,039,907

	Metals & Mining – 1.7%
2,346,184	1839688 Alberta ULC, 14.000% (14.000% PIK), 2/13/2020(f)	2,076,373
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,548,553
400,000	Alcoa, Inc., 5.900%, 2/01/2027	435,658
6,630,000	ArcelorMittal, 7.250%, 3/01/2041	6,696,300
3,300,000	ArcelorMittal, 7.500%, 10/15/2039	3,415,500
660,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	356,400
305,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	163,937
3,265,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,697,800
398,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	302,480
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	2,030,112
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,272,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	$1,431,500
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,839,200

		24,266,313

	Midstream – 0.4%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	601,848
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	304,408
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,576,394
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	360,525
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,413,233
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	98,325
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	273,379
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,945,355

		6,573,467

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	951,219
50,295	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	50,344
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	541,499
1,434,103	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	1,234,504
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,073,599

		3,851,165

	Oil Field Services – 1.0%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	4,547,900
10,140,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	4,360,200
640,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	281,600
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	1,860,500
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	790,200
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,790,460
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	432,063

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$400,000	Transocean, Inc., 3.800%, 10/15/2022	$324,130

		14,387,053

	Packaging – 1.0%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,479,000
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,564,500

		15,043,500

	Paper – 1.2%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,646,267
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,757,908
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,508,931
350,000	Westvaco Corp., 7.950%, 2/15/2031	461,621
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,369,472

		16,744,199

	Pharmaceuticals – 0.0%
90,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	94,050

	Property & Casualty Insurance – 1.0%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,038,532
1,630,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(b)(g)	978,000
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,418,690
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,350,285
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,726,628
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,350,330

		13,862,465

	Railroads – 0.5%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(c)	7,044,912
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	479,519

		7,524,431

	REITs—Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,628,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs—Diversified – 0.0%
$210,000	Duke Realty LP, 5.950%, 2/15/2017	$227,714

	REITs—Office Property – 0.3%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,782,093
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	550,430

		4,332,523

	REITs—Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	315,112
725,000	Realty Income Corp., 6.750%, 8/15/2019	854,020

		1,169,132

	Retailers – 0.8%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,177,047
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,140,312
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	1,211,581
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	441,100
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	515,450
1,680,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,478,400
2,345,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,535,975

		11,499,865

	Sovereigns – 0.4%
5,980,000	Republic of Portugal, 5.125%, 10/15/2024, 144A	6,282,098

	Supermarkets – 1.1%
3,346,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	3,429,650
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,479,800
1,810,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,619,950
3,230,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,923,150
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	436,800
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,605,900

		16,495,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 1.3%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	$561,922
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	16,244,130
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,992,737

		18,798,789

	Technology – 1.4%
1,225,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	1,038,188
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,306,325
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	77,000
3,580,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,778,690
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,846,750
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,696,548
130,000	Avnet, Inc., 6.625%, 9/15/2016	140,499
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,526,478
1,300,000	First Data Corp., 10.625%, 6/15/2021	1,472,250
952,000	First Data Corp., 11.250%, 1/15/2021	1,080,520
2,665,000	First Data Corp., 11.750%, 8/15/2021	3,058,087
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	190,429
752,700	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	944,819

		20,156,583

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,698,258

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)	2,175,000
421,593	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	428,971
321,783	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	326,610
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	148,458

		3,079,039

	Treasuries – 21.7%
31,645,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	27,240,086

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
10,950,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	$9,447,650
8,305,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	7,279,921
29,780,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	25,790,792
8,185,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	7,248,494
13,195,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	11,560,901
1,787,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	162,323
33,387,000,000		Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,036,775
414,800	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,875,692
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	3,020,277
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,539,659
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	4,500,456
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	6,601,766
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,228,512
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	12,917,057
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	17,363,802
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	9,160,226
28,230,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	3,840,204
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,503,358
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	5,527,628
264,630,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,605,658
107,395,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	691,355
271,710,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,816,656
25,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	24,968,750
70,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	69,989,080
25,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	24,996,100
25,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	24,984,375

			312,897,553

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.6%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$4,796,814
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,311,760
575,000	Sprint Capital Corp., 6.900%, 5/01/2019	586,500
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	290,250
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	939,331
445,000	Sprint Communications, Inc., 6.000%, 11/15/2022	409,400

		9,334,055

	Wirelines – 3.2%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	208,904
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	787,864
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	217,870
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,161,300
545,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	546,363
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,827,478
200,000	Embarq Corp., 7.995%, 6/01/2036	223,500
2,535,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	2,550,844
55,000	Level 3 Escrow II, Inc., 5.375%, 8/15/2022, 144A	55,275
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	590,100
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,114,350
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	147,700
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	244,914
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,080,442
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,150,475
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	686,619
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,628,890
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,205,000
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	377,125
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	786,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$5,275,000	Qwest Corp., 6.875%, 9/15/2033	$5,291,173
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,786,257
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,452,988
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,290,000
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,429,875
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	725,333
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	481,790
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	538,242
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,805,627
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,466,659

		46,859,582

	Total Non-Convertible Bonds (Identified Cost $1,151,370,780)	1,182,239,681

Convertible Bonds – 5.5%
	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	386,988

	Communications – 0.1%
905,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	1,642,575

	Construction Machinery – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	670,012

	Consumer Products – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	2,887,925
1,595,000	Jarden Corp., 1.125%, 3/15/2034, 144A	1,787,397

		4,675,322

	Energy – 0.4%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,405,566
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,773,306
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,088,637

		6,267,509

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Finance Companies – 0.0%
$550,000	Jefferies Group LLC, 3.875%, 11/01/2029	$568,219

	Healthcare – 0.3%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	233,888
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	3,503,612

		3,737,500

	Home Construction – 0.1%
1,535,000	KB Home, 1.375%, 2/01/2019	1,521,569

	Pharmaceuticals – 0.0%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	241,003
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	349,303

		590,306

	Property & Casualty Insurance – 1.5%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	20,909,644

	REITs—Mortgage – 0.0%
90,000	iStar Financial, Inc., 3.000%, 11/15/2016	113,794

	Technology – 2.7%
9,060,000	Ciena Corp., 0.875%, 6/15/2017	8,975,063
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,277,722
1,783,000	Intel Corp., 3.482%, 12/15/2035(b)	2,342,416
7,000,000	Intel Corp., 3.250%, 8/01/2039	12,171,250
2,020,000	JDS Uniphase Corp., 0.625%, 8/15/2033	2,133,625
325,449	Liberty Media LLC, 3.500%, 1/15/2031	293,562
7,935,000	Nuance Communications, Inc., 2.750%, 11/01/2031	7,910,203

		38,103,841

	Total Convertible Bonds (Identified Cost $65,120,259)	79,187,279

Municipals – 0.8%
	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	4,014,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Michigan – 0.1%
$2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$1,900,036

	Virginia – 0.4%
7,380,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,544,446

	Total Municipals (Identified Cost $13,631,439)	11,459,376

	Total Bonds and Notes (Identified Cost $1,230,122,478)	1,272,886,336

Senior Loans – 1.1%
	Chemicals – 0.1%
1,081,371	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	1,054,336
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	450,285

		1,504,621

	Construction Machinery – 0.3%
4,081,660	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	4,081,660

	Consumer Products – 0.1%
983,872	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	954,356

	Diversified Manufacturing – 0.1%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	499,484

	Media Entertainment – 0.0%
156,173	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	124,392

	Other Utility – 0.1%
1,147,525	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,115,015
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	762,350
61,010	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	59,282

		1,936,647

	Retailers – 0.1%
1,089,755	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	1,045,075

	Supermarkets – 0.3%
2,109,972	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	2,069,102
2,725,304	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	2,672,324

		4,741,426

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.0%
$120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	$118,950

	Total Senior Loans (Identified Cost $15,241,975)	15,006,611

Shares
Preferred Stocks – 2.3%
Convertible Preferred Stocks – 1.7%
	Banking – 0.2%
2,844	Bank of America Corp., Series L, 7.250%	3,307,487

	Communications – 0.0%
816	Cincinnati Bell, Inc., 6.750%	40,180

	Energy – 0.6%
9,801	Chesapeake Energy Corp., 4.500%(d)	891,278
12,055	Chesapeake Energy Corp., 5.000%(d)	1,139,951
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	675,675
96,065	El Paso Energy Capital Trust I, 4.750%	5,825,382
13,689	SandRidge Energy, Inc., 7.000%	561,249

		9,093,535

	Metals & Mining – 0.3%
11,465	Alcoa, Inc., Series 1, 5.375%	578,409
229,499	ArcelorMittal, 6.000%	3,970,333

		4,548,742

	Natural Gas – 0.2%
43,912	AES Trust III, 6.750%	2,234,682

	REITs—Diversified – 0.3%
1,667	Crown Castle International Corp., Series A, 4.500%	171,684
76,518	Weyerhaeuser Co., Series A, 6.375%	4,415,088

		4,586,772

	REITs—Health Care – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	487,290

	REITs—Mortgage – 0.1%
11,825	iStar Financial, Inc., Series J, 4.500%(d)	699,094

	Total Convertible Preferred Stocks (Identified Cost $22,797,297)	24,997,782

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	$2,569,956
5,000	Bank of America Corp., 6.375%	126,450
20,975	Countrywide Capital IV, 6.750%	531,506

		3,227,912

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%(d)	8,955
2,876	Entergy New Orleans, Inc., 4.750%(d)	303,418
4,670	Union Electric Co., 4.500%(d)	443,650

		756,023

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,237,932

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(d)(h)	3,075,000

	Total Non-Convertible Preferred Stocks (Identified Cost $6,439,666)	8,296,867

	Total Preferred Stocks (Identified Cost $29,236,963)	33,294,649

Common Stocks – 5.6%
	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(g)	963,283

	Automobiles – 0.4%
341,305	Ford Motor Co.	5,290,227

	Chemicals – 1.0%
62,529	PPG Industries, Inc.	14,453,578

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(g)	954,177

	Diversified Telecommunication Services – 0.2%
8,050	Hawaiian Telcom Holdco, Inc.(g)	221,939
241,163	Telefonica S.A., Sponsored ADR	3,426,926

		3,648,865

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	4,704,479

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.0%
20,449	CMS Energy Corp.	$710,603

	Oil, Gas & Consumable Fuels – 0.6%
54,259	Chesapeake Energy Corp.	1,061,849
172,008	Repsol YPF S.A., Sponsored ADR	3,195,909
70,051	Royal Dutch Shell PLC, ADR	4,689,914

		8,947,672

	Pharmaceuticals – 0.6%
160,000	Bristol-Myers Squibb Co.	9,444,800

	Semiconductors & Semiconductor Equipment – 2.1%
822,858	Intel Corp.	29,861,517

	Trading Companies & Distributors – 0.2%
23,272	United Rentals, Inc.(g)	2,373,977

	Total Common Stocks (Identified Cost $47,788,610)	81,353,178

Principal Amount (‡)
Short-Term Investments – 1.7%
$10,730	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $10,730 on 1/02/2015 collateralized by $10,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $11,008 including accrued interest(i)	10,730
24,756,019	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $24,756,033 on 1/02/2015 collateralized by $21,265,000 U.S. Treasury Note, 3.625% due 8/15/2043 valued at $25,252,188 including accrued interest(i)	24,756,019

	Total Short-Term Investments (Identified Cost $24,766,749)	24,766,749

	Total Investments – 99.0% (Identified Cost $1,347,156,775)(a)	1,427,307,523
	Other assets less liabilities – 1.0%	15,114,894

	Net Assets – 100.0%	$1,442,422,417

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $1,350,090,225 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$140,534,622
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(63,317,324)

Net unrealized appreciation	$77,217,298

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	Illiquid security. At December 31, 2014, the value of these securities amounted to $22,474,466 or 1.6% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser. At December 31, 2014, the value of these securities amounted to $12,764,469 or 0.9% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $259,776,816 or 18.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$382,910	$3,411,828	(a)	$3,794,738
Airlines	—	24,048,960	10,633,001	(b)	34,681,961
Finance Companies	682,219	70,936,610	—		71,618,829
Retailers	—	10,288,284	1,211,581	(a)	11,499,865
Transportation Services	—	2,175,000	904,039	(a)	3,079,039
All Other Non-Convertible Bonds*	—	1,057,565,249	—		1,057,565,249

Total Non-Convertible Bonds	682,219	1,165,397,013	16,160,449		1,182,239,681

Convertible Bonds*	—	79,187,279	—		79,187,279
Municipals*	—	11,459,376	—		11,459,376

Total Bonds and Notes	682,219	1,256,043,668	16,160,449		1,272,886,336

Senior Loans*	—	15,006,611	—		15,006,611
Preferred Stocks
Convertible Preferred Stocks
Energy	5,825,382	2,706,904	561,249	(b)	9,093,535
REITs— Mortgage	—	699,094	—		699,094
All Other Convertible Preferred Stocks*	15,205,153	—	—		15,205,153

Total Convertible Preferred Stocks	21,028,535	3,405,998	561,249		24,997,782

Non-Convertible Preferred Stocks
Electric	—	756,023	—		756,023
Government Sponsored	—	3,075,000	—		3,075,000
All Other Non-Convertible Preferred Stocks*	4,465,844	—	—		4,465,844

Total Non-Convertible Preferred Stocks	4,465,844	3,831,023	—		8,296,867

Total Preferred Stocks	25,496,379	7,237,021	561,249		33,294,649

Common Stocks*	81,353,178	—	—		81,353,178
Short-Term Investments	—	24,766,749	—		24,766,749

Total Investments	$107,531,776	$1,303,054,049	$16,721,698		$1,427,307,523

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

Preferred stocks valued at $2,392,559 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $36,744 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$—	$3,411,828	$—	$—	$—	$3,411,828	$—
Airlines	11,166,164	—	1,063	(37,864)	—	(496,362)	—	—	10,633,001	(4,166)
Metals & Mining	2,649,200	12,353	526	859,859	—	(3,521,938)	—	—	—	—
Retailers	1,203,038	1,574	—	6,969	—	—	—	—	1,211,581	6,969
Transportation Services	934,527	—	10,605	(11,055)	—	(30,038)	—	—	904,039	1
Convertible Bonds
Wirelines	3,023	—	(1,196)	975	—	(2,802)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(665,700)	25,196	—	1,201,753	—	561,249	(665,700)

Total	$15,955,952	$13,927	$10,998	$153,184	$3,437,024	$(4,051,140)	$1,201,753	$—	$16,721,698	$(662,896)

A preferred stock valued at $1,201,753 was transferred from Level 1 to Level 3 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	21.7%
Banking	12.8
Finance Companies	5.1
Technology	4.1
Electric	3.4
Wirelines	3.2
Chemicals	3.0
Airlines	2.5
Property & Casualty Insurance	2.5
Healthcare	2.4
Local Authorities	2.2
Semiconductors & Semiconductor Equipment	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	30.3
Short-Term Investments	1.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	74.6%
Canadian Dollar	10.0
New Zealand Dollar	4.2
Mexican Peso	2.7
Euro	2.0
Other, less than 2% each	5.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.8% of Net Assets
Non-Convertible Bonds – 95.8%
	Australia – 1.8%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$4,902,791
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	4,777,890
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	23,733,144
5,010,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/2019, 144A	5,008,542

		38,422,367

	Barbados – 0.2%
1,250,000	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A	1,237,585
3,497,917	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A	3,464,623

		4,702,208

	Belgium – 2.1%
29,360,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	45,457,601

	Bermuda – 0.4%
2,140,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	2,138,449
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	6,928,151

		9,066,600

	Brazil – 1.5%
585,000	Banco Santander Brasil S.A., 4.250%, 1/14/2016	593,190
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,181,500
11,922,659	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	4,288,964
1,264,000	CSN Islands IX Corp., 10.000%, 1/15/2015	1,267,160
5,636,350	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	5,269,987
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	4,291,193
4,600,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	5,566,231
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,416,109
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,795,084

		32,669,418

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – 5.1%
15,030,000	Canadian Government, 2.750%, 6/01/2022, (CAD)	$13,966,593
25,480,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	22,324,498
6,744,000	Canadian Government, 4.000%, 6/01/2041, (CAD)	7,699,120
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,092,803
2,375,839	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	2,047,356
2,651,081	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	2,286,985
5,232,275	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	4,504,044
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,116,142
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)(b)	12,202,444
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	7,706,624
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	9,348,866
11,400,000	Royal Bank of Canada, 2.200%, 9/23/2019(b)	11,483,448
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	5,585,297
4,290,000	Talisman Energy, Inc., 5.500%, 5/15/2042	4,049,447

		110,413,667

	Cayman Islands – 0.1%
2,815,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.212%, 4/15/2032, 144A(c)	2,811,918

	Chile – 0.5%
2,950,000	Banco Santander Chile, 1.130%, 4/11/2017, 144A(c)	2,936,831
1,070,000	Celulosa Arauco y Constitucion S.A., 5.625%, 4/20/2015	1,080,377
400,000	Corpbanca S.A., 3.125%, 1/15/2018	397,500
5,490,000	Corpbanca S.A., 3.875%, 9/22/2019, 144A	5,503,725

		9,918,433

	China – 0.3%
2,500,000	Baidu, Inc., 3.250%, 8/06/2018	2,555,535
1,150,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,146,711
2,756,000	Tingyi Cayman Islands Holding Corp., 3.875%, 6/20/2017	2,833,967

		6,536,213

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Colombia – 0.2%
$1,540,000	Banco de Bogota S.A., 5.000%, 1/15/2017	$1,601,600
3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025	3,420,000

		5,021,600

	Czech Republic – 0.3%
6,000,000	CEZ AS, 4.250%, 4/03/2022, 144A	6,379,866

	Denmark – 1.0%
110,500,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)(b)	21,331,368

	Finland – 0.6%
9,525,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	12,432,572

	France – 2.2%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,439,942
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	4,407,674
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)	2,552,473
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,568,770
19,155,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	27,415,080
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,558,934

		47,942,873

	Germany – 5.0%
7,200,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	10,389,622
2,325,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(b)	3,268,851
41,390,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	81,039,381
1,035,000,000	KfW, 2.600%, 6/20/2037, (JPY)	11,174,777
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)	1,172,494

		107,045,125

	India – 0.5%
4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,696,032
3,575,000	ICICI Bank Ltd., 3.500%, 3/18/2020, 144A	3,597,540

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – continued
$2,924,000	ICICI Bank Ltd., MTN, 4.750%, 11/25/2016	$3,055,814

		11,349,386

	Indonesia – 1.6%
274,572,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)	22,308,282
7,165,000	Majapahit Holding BV, 7.250%, 6/28/2017	7,892,248
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,760,000

		33,960,530

	Ireland – 0.7%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	4,875,607
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	8,596,475
1,771,373	Fastnet Securities 9 Ltd., Series 9, Class A1, 1.730%, 8/10/2053, (EUR)(c)	2,189,718

		15,661,800

	Italy – 4.6%
4,122,907	Asti RMBS S.r.l., Series 1, Class A, 1.329%, 12/27/2060, (EUR)(c)	5,068,368
3,221,318	Berica ABS S.r.l., Series 2012-2, Class A1, 0.382%, 11/30/2051, (EUR)(c)	3,882,489
1,918,345	Berica ABS S.r.l., Series 3, Class A, 1.129%, 6/30/2061, (EUR)(c)	2,356,899
2,077,120	Berica Residential S.r.l., Series 8, Class A, 0.383%, 3/31/2048, (EUR)(c)	2,466,383
1,736,467	Claris Finance S.r.l., Series 2014-1, Class A1, 1.229%, 12/28/2061, (EUR)(c)	2,137,290
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,760,086
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	4,372,639
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	12,480,621
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	23,554,565
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,060,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023	5,996,684
8,100,000	Siena Mortgages SpA/S.r.l., Series 2010-7, Class A3, 0.381%, 11/22/2070, (EUR)(c)	9,685,015
6,172,458	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.585%, 10/25/2055, (EUR)(c)	7,386,953
4,485,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,485,000
3,755,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	3,848,875
2,376,342	Vela Home S.r.l., Series 4, Class A2, 0.275%, 10/25/2042, (EUR)(c)	2,825,946

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Italy – continued
2,696,124		Voba N 3 S.r.l., Series 2011-3, Class A2, 1.081%, 11/23/2047, (EUR)(c)	$3,297,710

			99,665,523

		Japan – 10.4%
10,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.450%, 9/08/2017, 144A	10,204,715
1,131,450,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	10,095,258
11,099,000,000		Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	97,682,134
1,121,550,000		Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	9,720,003
1,720,000,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	15,886,838
1,843,000,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	18,053,476
781,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	7,058,398
655,350,000		Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	6,367,985
1,540,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	15,404,217
3,366,450,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	33,753,734

			224,226,758

		Korea – 0.8%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	7,834,362
8,538,000		Korea Finance Corp., 4.625%, 11/16/2021(b)	9,460,795
200,000		Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	205,780

			17,500,937

		Luxembourg – 0.2%
4,385,000		ArcelorMittal, 6.000%, 3/01/2021	4,560,400

		Malaysia – 2.3%
300,000		Malayan Banking Bhd, 3.000%, 2/10/2017	306,918
175,375,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	49,695,502

			50,002,420

		Mexico – 3.5%
2,215,000		Cemex SAB de CV, 5.875%, 3/25/2019	2,248,225
7,014,986	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	49,934,481
1,050,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	7,465,384

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	$9,714,753
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	1,965,600
3,900,000		Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	4,231,500

			75,559,943

		Morocco – 0.1%
1,015,000		OCP S.A., 6.875%, 4/25/2044, 144A	1,088,689

		Namibia – 0.2%
3,588,000		Namibia International Bond, 5.500%, 11/03/2021, 144A	3,767,400

		Netherlands – 1.3%
21,030,000		Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	28,910,512

		New Zealand – 2.1%
54,235,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(b)	44,663,306

		Norway – 2.4%
156,540,000		Norway Government Bond, 2.000%, 5/24/2023, (NOK)	21,919,002
136,200,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)(b)	19,729,940
61,605,000		Norway Government Bond, 4.500%, 5/22/2019, (NOK)(b)	9,504,925

			51,153,867

		Philippines – 0.6%
100,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,319,343
259,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,507,930
4,265,000		Power Sector Assets and Liabilities Management Corp., 6.875%, 11/02/2016	4,664,844

			13,492,117

		Poland – 1.4%
87,500,000		Poland Government Bond, 3.250%, 7/25/2019, (PLN)	25,898,646
4,145,000		Poland Government International Bond, 4.000%, 1/22/2024	4,406,218

			30,304,864

		Portugal – 0.2%
3,355,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	3,373,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – 0.7%
$3,529,000	Myriad International Holding BV, 6.375%, 7/28/2017	$3,846,610
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)(b)	11,051,221

		14,897,831

	Spain – 2.0%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,320,829
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	35,060,556
1,410,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,560,878
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,249,707
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,280,824

		42,472,794

	Sweden – 1.0%
138,245,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)(b)	20,774,833

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,626,453
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,570,057

		8,196,510

	Turkey – 0.6%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	7,398,620
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,311,440
2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	2,297,240
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,828,656

		13,835,956

	United Arab Emirates – 0.4%
2,930,000	DP World Sukuk Ltd., 6.250%, 7/02/2017	3,179,050
455,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016	490,262
4,996,000	IPIC GMTN Ltd., 5.000%, 11/15/2020, 144A	5,514,585

		9,183,897

	United Kingdom – 7.6%
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)	8,584,890

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	$5,356,874
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	980,022
3,458,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,067,379
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)	610,894
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,228,159
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,379,140
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,269,605
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	5,930,223
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	519,336
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A	6,529,745
9,250,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	8,926,611
4,845,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	7,700,276
620,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	1,217,090
22,410,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	46,865,608
5,600,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	8,950,385
2,431,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)(b)	4,444,596
17,473,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	32,030,761
700,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,172,847
1,370,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	2,199,342
445,000	Virgin Media Secured Finance PLC, 6.250%, 3/28/2029, (GBP)	749,064
2,305,000	WPP Finance 2010, 3.750%, 9/19/2024	2,313,510

		165,026,357

	United States – 28.9%
2,934,362	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	2,942,443
4,178,493	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	4,196,937
320,000	AES Corp. (The), 5.500%, 3/15/2024	324,736
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,405,601

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,445,000	Ally Financial, Inc., 3.500%, 7/18/2016	$3,483,756
4,650,000	Ally Financial, Inc., 3.750%, 11/18/2019	4,580,250
3,210,000	Ally Financial, Inc., 4.750%, 9/10/2018	3,322,350
3,086,292	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,505,031
4,700,000	Altria Group, Inc., 4.000%, 1/31/2024	4,900,131
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	2,230,706
384,917	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	384,911
6,283,000	Ball Corp., 4.000%, 11/15/2023	6,063,095
5,125,000	Bank of America Corp., 2.650%, 4/01/2019	5,162,592
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,749,706
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.661%, 8/15/2029, 144A(c)	3,863,821
3,785,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.550%, 12/15/2027, 144A(c)	3,786,245
5,708,658	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	5,667,248
3,295,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.111%, 6/15/2031, 144A(c)	3,289,636
1,520,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,478,200
2,515,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	2,513,428
510,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	525,300
895,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	950,938
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,245,570
2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	2,417,400
4,000,000	Citigroup, Inc., 1.700%, 7/25/2016	4,027,396
4,465,000	Citigroup, Inc., 3.375%, 3/01/2023	4,504,930
5,435,000	Citigroup, Inc., 4.000%, 8/05/2024	5,456,854
7,965,000	CLI Funding LLC, Series 2014-2A, Class A, 3.380%, 10/18/2029, 144A	7,914,470
7,005,000	Comcast Corp., 4.200%, 8/15/2034	7,324,750
3,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.861%, 5/13/2031(c)(d)	3,525,505
3,245,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.059%, 6/11/2027, 144A(c)	3,239,678

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	$2,588,537
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.311%, 8/13/2027, 144A(c)	2,773,772
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.911%, 6/15/2034, 144A(c)	3,987,340
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,631,250
209,494	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	225,730
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	190,711
4,360,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,900,216
1,015,000	Continental Resources, Inc., 4.500%, 4/15/2023	965,418
3,555,000	Corning, Inc., 4.700%, 3/15/2037	3,833,595
3,195,048	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	3,256,668
2,337,746	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.234%, 11/26/2036, 144A(c)	2,307,561
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,548,155
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A	1,996,447
1,555,000	Discovery Communications LLC, 4.950%, 5/15/2042	1,613,061
3,725,000	DR Horton, Inc., 3.750%, 3/01/2019	3,687,750
3,273,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	3,167,177
1,440,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	1,508,933
2,485,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	2,478,899
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,426,787
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,623,050
3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,940,322
34,385,000	FNMA (TBA), 2.500%, 1/01/2030(e)	35,008,228
1,285,000	FNMA (TBA), 3.000%, 1/01/2030(e)	1,335,647
36,460,000	FNMA (TBA), 3.500%, 1/01/2045(e)	38,006,706
30,960,000	FNMA (TBA), 4.500%, 1/01/2045(e)	33,606,114
4,380,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024	4,388,751
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	4,888,518

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	$5,888,300
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	7,461,731
3,900,000	General Motors Co., 4.000%, 4/01/2025	3,909,750
7,975,000	General Motors Financial Co., Inc., 3.000%, 9/25/2017	8,064,958
1,325,212	GNMA, 1.945%, 5/20/2064(c)	1,406,932
3,617,659	GNMA, 2.506%, 10/20/2063(c)	3,923,738
4,279,747	GNMA, 4.556%, 12/20/2061	4,616,413
2,049,991	GNMA, 4.622%, 7/20/2064	2,292,289
1,881,372	GNMA, 4.674%, 7/20/2064	2,109,761
2,000,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	2,052,116
1,630,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	1,885,563
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024	2,081,964
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	754,141
4,426,141	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(c)	4,791,577
2,435,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,593,275
1,550,000	Hewlett-Packard Co., 3.750%, 12/01/2020	1,603,416
3,728,000	Hewlett-Packard Co., 4.650%, 12/09/2021	3,991,816
3,169,969	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	3,187,157
3,080,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	3,072,143
2,460,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,552,250
7,800,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	7,800,000
5,720,000	Johnson & Johnson, 4.375%, 12/05/2033	6,406,978
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,981,221
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,995,988
4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	4,367,008
7,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class B, 1.911%, 12/15/2030, 144A(c)	7,001,736
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.361%, 8/15/2027, 144A(c)	3,792,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.141%, 7/15/2031, 144A(c)	$2,272,393
1,684,269	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.104%, 9/26/2035, 144A(c)	1,690,721
3,140,000	KB Home, 4.750%, 5/15/2019	3,092,900
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,050,600
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	5,295,830
2,278,591	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	2,336,255
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.381%, 3/19/2018, (EUR)(c)	5,690,435
4,985,000	Morgan Stanley, 3.750%, 2/25/2023	5,113,718
1,795,000	Morgan Stanley, 4.350%, 9/08/2026	1,805,725
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,237,642
1,490,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	1,690,973
460,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	471,977
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.796%, 8/12/2045, 144A(c)	4,735,051
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.796%, 8/15/2045, 144A(c)	1,614,188
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,229,579
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,077,688
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	5,057,424
960,000	NRG Energy, Inc., 6.250%, 7/15/2022	981,600
3,540,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	3,553,877
1,026,249	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	1,071,890
2,620,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	1,598,200
5,600,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	3,360,000
1,890,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	1,870,718
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A	2,819,995
1,763,756	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	1,831,345
7,300,059	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	6,948,174
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A	6,888,312

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$725,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class B, 1.750%, 7/15/2019, 144A	$725,895
895,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class C, 2.210%, 1/15/2020, 144A	895,592
3,631,560	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A	3,625,775
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,084,800
5,775,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	5,770,218
1,934,075	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,923,065
3,218,917	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,258,207
455,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	451,588
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,426,037
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	2,817,246
95,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	113,274
250,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	321,872
885,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	1,156,944
665,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	916,938
1,850,000	Time Warner, Inc., 4.650%, 6/01/2044	1,928,762
955,000	Time Warner, Inc., 5.350%, 12/15/2043	1,084,666
1,240,000	Time Warner, Inc., 6.100%, 7/15/2040	1,510,101
9,655,053	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	10,317,110
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043	14,288,684
33,990,000	U.S. Treasury Note, 0.625%, 11/30/2017	33,554,520
5,000,000	U.S. Treasury Note, 1.375%, 5/31/2020(f)	4,907,030
2,000,000	U.S. Treasury Note, 1.500%, 12/31/2018(g)	2,002,656
6,140,818	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	6,263,634
1,402,000	Verizon Communications, Inc., 2.625%, 2/21/2020, 144A	1,385,971
1,300,000	Verizon Communications, Inc., 3.000%, 11/01/2021	1,282,104
2,560,000	Verizon Communications, Inc., 3.500%, 11/01/2024	2,515,197
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034	2,137,059

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,138,000	Verizon Communications, Inc., 4.862%, 8/21/2046, 144A	$2,196,211
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	5,498,967
1,230,000	Verizon Communications, Inc., 5.150%, 9/15/2023	1,358,207
2,060,000	Verizon Communications, Inc., 6.400%, 9/15/2033	2,537,473
655,000	Virginia Electric and Power Co., 4.450%, 2/15/2044	715,463
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,361,441
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,796,550

		624,970,167

	Total Non-Convertible Bonds (Identified Cost $2,173,919,117)	2,068,752,414

Convertible Bonds – 0.0%
	United States – 0.0%
868,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019 (Identified Cost $868,000)	986,265

	Total Bonds and Notes (Identified Cost $2,174,787,117)	2,069,738,679

Shares
Preferred Stocks – 1.2%
Non-Convertible Preferred Stocks – 0.2%
	United States – 0.2%
186,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,655,175)	4,452,209

Convertible Preferred Stocks – 1.0%
	United States – 1.0%
123,700	Alcoa, Inc., Series 1, 5.375%	6,240,665
35,803	Crown Castle International Corp., Series A, 4.500%	3,687,351
37,200	Dominion Resources, Inc., 6.375%	1,934,772
24,832	Dominion Resources, Inc., Series A, 6.125%	1,490,169
9,494	Dominion Resources, Inc., Series B, 6.000%	570,779
112,924	Tyson Foods, Inc., 4.750%	5,684,594

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	United States – continued
51,967	Weyerhaeuser Co., Series A, 6.375%	$2,998,496

		22,606,826

	Total Convertible Preferred Stocks (Identified Cost $21,919,913)	22,606,826

	Total Preferred Stocks (Identified Cost $26,575,088)	27,059,035

Principal Amount (‡)
Short-Term Investments – 5.3%
$18,333,359	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $18,333,369 on 1/02/2015 collateralized by $18,200,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $18,700,500 including accrued interest(h)	18,333,359
95,620,000	U.S. Treasury Bills, 0.012%, 2/19/2015(b)(i)	95,617,801

	Total Short-Term Investments (Identified Cost $113,951,736)	113,951,160

	Total Investments – 102.3% (Identified Cost $2,315,313,941)(a)	2,210,748,874
	Other assets less liabilities – (2.3)%	(50,625,532)

	Net Assets – 100.0%	$2,160,123,342

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized depreciation on investments based on a cost of $2,327,796,647 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,631,513
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(155,679,286)

Net unrealized depreciation	$(117,047,773)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(d)	Illiquid security. At December 31, 2014, the value of this security amounted to $3,525,505 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	All of this security has been pledged as initial margin for open futures contracts.
(g)	A portion of this security has been pledged as collateral for open forward foreign currency contracts.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $416,670,651 or 19.3% of net assets.
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	2/27/2015	Australian Dollar	5,320,000	$4,326,558	$226,941
Buy[2]	1/05/2015	Brazilian Real	29,850,000	11,229,403	198,361
Sell[3]	1/05/2015	Brazilian Real	29,850,000	11,229,403	448,087
Sell[2]	2/03/2015	Brazilian Real	29,850,000	11,141,962	(197,272)
Sell[4]	3/24/2015	British Pound	11,600,000	18,068,432	57,148
Sell[1]	3/05/2015	Canadian Dollar	37,810,000	32,499,615	639,290
Sell[5]	3/30/2015	Euro	21,000,000	25,430,374	331,796
Sell[6]	2/18/2015	Japanese Yen	6,580,000,000	54,954,098	2,140,663
Buy[7]	3/18/2015	Malaysian Ringgit	62,652,000	17,811,886	52,376
Sell[4]	3/18/2015	Mexican Peso	160,000,000	10,795,765	(55,528)
Buy[3]	3/18/2015	Philippine Peso	210,000,000	4,678,599	(7,332)
Buy[3]	3/11/2015	South Korean Won	34,055,768,988	30,888,973	377,152
Buy[1]	3/11/2015	South Korean Won	6,499,000,000	5,894,667	74,320
Buy[1]	3/18/2015	Swiss Franc	12,900,000	12,992,539	(200,612)
Sell[1]	3/18/2015	Turkish Lira	17,495,000	7,369,464	369,701

Total					$4,455,091

At December 31, 2014, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
1/07/2015	Japanese Yen	2,057,328,000	Singapore Dollar[3]	24,000,000	$940,989
1/29/2015	Swedish Krona	83,500,000	Norwegian Krone[1]	75,840,145	(543,443)
3/18/2015	New Zealand Dollar	57,000,000	Euro[6]	35,471,365	(1,204,017)
3/18/2015	Swedish Krona	50,000,000	Euro[3]	5,375,564	93,393
1/07/2015	Singapore Dollar	24,000,000	Japanese Yen[3]	2,126,184,000	(366,130)
3/04/2015	Malaysian Ringgit	240,070,000	Japanese Yen[1]	8,394,023,543	1,783,775

					$704,567

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Deutsche Bank AG.
[3]	Counterparty is Barclays Bank PLC.
[4]	Counterparty is UBS AG.
[5]	Counterparty is Citibank N.A.
[6]	Counterparty is Bank of America, N.A.
[7]	Counterparty is JPMorgan Chase Bank N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/20/2015	340	$56,163,750	$2,499,322

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2015	800	$115,650,000	$(3,144,449)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$573,883,000	$51,087,167	(a)	$624,970,167
All Other Non-Convertible Bonds*	—	1,443,782,247	—		1,443,782,247

Total Non-Convertible Bonds	—	2,017,665,247	51,087,167		2,068,752,414

Convertible Bonds*	—	986,265	—		986,265

Total Bonds and Notes	—	2,018,651,512	51,087,167		2,069,738,679

Preferred Stocks
Non-Convertible Preferred Stocks*	4,452,209	—	—	4,452,209
Convertible Preferred Stocks*	22,606,826	—	—	22,606,826

Total Preferred Stocks	27,059,035	—	—	27,059,035

Short-Term Investments	—	113,951,160	—	113,951,160

Total Investments	27,059,035	2,132,602,672	51,087,167	2,210,748,874

Forward Foreign Currency Contracts (unrealized appreciation)	—	7,733,992	—	7,733,992
Futures Contracts (unrealized appreciation)	2,499,322	—	—	2,499,322

Total	$29,558,357	$2,140,336,664	$51,087,167	$2,220,982,188

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,574,334)	$—	$(2,574,334)
Futures Contracts (unrealized depreciation)	(3,144,449)	—	—	(3,144,449)

Total	$(3,144,449)	$(2,574,334)	$—	$(5,718,783)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
Australia	$4,732,900	$—	$36,005	$(33,839)	$—	$(4,735,066)	$—	$—	$—	$—
Cayman Islands	1,441,270	—	5,899	(6,491)	—	(1,440,678)	—	—	—	—
United States	58,041,992	3,098	12,689	213,002	—	(382,264)	—	(6,801,350)	51,087,167	242,513

Total	$64,216,162	$3,098	$54,593	$172,672	$—	$(6,558,008)	$—	$(6,801,350)	$51,087,167	$242,513

Debt securities valued at $6,801,350 were transferred from Level 3 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2014, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$7,733,992	$—	$7,733,992
Exchange traded/cleared asset derivatives
Interest rate contracts	—	2,499,322	2,499,322

Total asset derivatives	$7,733,992	$2,499,322	$10,233,314

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,574,334)	$—	$(2,574,334)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(3,144,449)	(3,144,449)

Total liability derivatives	$(2,574,334)	$(3,144,449)	$(5,718,783)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 14,092,422	$ 6,792,572

These amounts include cash and securities received as collateral by the Fund in the amount of $5,343,177.

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	45.9%
Banking	9.0
Mortgage Related	5.8
Non-Agency Commercial Mortgage-Backed Securities	4.4
ABS Other	3.2
Government Owned—No Guarantee	2.8
Local Authorities	2.7
ABS Home Equity	2.5
Other Investments, less than 2% each	20.7
Short-Term Investments	5.3

Total Investments	102.3
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(2.3)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	46.1%
Euro	16.9
Japanese Yen	10.4
British Pound	6.8
Canadian Dollar	4.3
Mexican Peso	3.1
Norwegian Krone	2.8
Malaysian Ringgit	2.3
New Zealand Dollar	2.1
Other, less than 2% each	7.5

Total Investments	102.3
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(2.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 61.5% of Net Assets
Non-Convertible Bonds – 54.1%
	ABS Home Equity – 2.9%
$82,509	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.832%, 9/25/2045(b)	$79,382
165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.912%, 6/17/2031, 144A(b)	155,992
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	178,564
83,613	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	86,118
128,956	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	132,291
408,148	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034(c)	421,737
94,877	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	97,268
47,042	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.780%, 11/25/2034(b)	46,449
43,126	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.552%, 5/25/2035(b)	41,484
241,554	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	241,343
122,773	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.380%, 5/25/2035(b)	103,824
59,700	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	56,418
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	78,415
23,257	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	23,343
139,534	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)	139,115
122,503	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.959%, 7/19/2035(b)	116,881
98,851	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.733%, 12/25/2034(b)	98,163
202,740	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.687%, 9/25/2035(b)	203,870
149,345	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.810%, 7/25/2045(b)	131,170
147,004	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.670%, 1/25/2036(b)(d)	104,039
220,015	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.330%, 1/25/2047(b)	171,111
102,909	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	104,769
118,190	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	124,262
145,871	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.163%, 9/25/2046(b)	133,043

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$258,204	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.073%, 8/25/2046(b)	$176,640

		3,245,691

	ABS Other – 0.1%
77,162	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	82,552

	Aerospace & Defense – 1.3%
45,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	45,788
545,000	KLX, Inc., 5.875%, 12/01/2022, 144A(c)	550,450
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	190,000
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	412,000
265,000	TransDigm, Inc., 6.000%, 7/15/2022	264,337

		1,462,575

	Airlines – 0.9%
157,260	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	182,422
410,018	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	473,571
238,737	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	266,932
93,942	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	96,761

		1,019,686

	Automotive – 0.7%
365,000	General Motors Co., 4.875%, 10/02/2023(c)	390,550
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	331,200
40,000	Lear Corp., 5.375%, 3/15/2024	40,900
70,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	67,900

		830,550

	Banking – 1.5%
980,000	Ally Financial, Inc., 5.125%, 9/30/2024(c)	994,700
48,000	Ally Financial, Inc., 7.500%, 9/15/2020	56,280
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018(c)	419,152
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	156,948

		1,627,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 0.8%
$200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$183,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	137,576
515,000	Jefferies Group LLC, 6.450%, 6/08/2027(c)	534,334

		854,910

	Building Materials – 1.2%
365,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	306,600
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	328,000
165,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	173,250
168,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	171,780
80,000	Masco Corp., 5.950%, 3/15/2022	88,800
15,000	Masco Corp., 7.750%, 8/01/2029	17,250
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	171,500
110,000	USG Corp., 5.875%, 11/01/2021, 144A	111,100
15,000	USG Corp., 9.750%, 1/15/2018	17,100

		1,385,380

	Cable Satellite – 2.4%
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	249,263
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	69,825
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	232,875
80,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	80,800
160,000	DISH DBS Corp., 5.000%, 3/15/2023	154,800
380,000	DISH DBS Corp., 5.125%, 5/01/2020(c)	382,850
500,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A(c)	502,500
315,000	Numericable-SFR, 6.000%, 5/15/2022, 144A	316,732
495,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A(c)	511,087
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	206,500

		2,707,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 1.6%
$150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	$159,000
200,000	Braskem Finance Ltd., 6.450%, 2/03/2024	200,500
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	189,500
675,000	Hercules, Inc., 6.500%, 6/30/2029(c)	607,500
15,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	10,725
200,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	196,000
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020	210,113
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	184,775

		1,758,113

	Construction Machinery – 0.2%
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	267,750

	Consumer Cyclical Services – 0.9%
155,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	150,738
459,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	475,065
220,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	210,100
146,000	ServiceMaster Co. LLC (The), 8.000%, 2/15/2020	153,665

		989,568

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	75,938

	Electric – 1.2%
5,000	AES Corp. (The), 5.500%, 3/15/2024	5,074
355,000	Calpine Corp., 5.375%, 1/15/2023(c)	358,550
30,730	CE Generation LLC, 7.416%, 12/15/2018	30,423
190,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	193,325
200,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	201,120
490,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	569,012

		1,357,504

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 4.1%
$375,000	Aircastle Ltd., 5.125%, 3/15/2021(c)	$375,000
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,225
165,000	CIT Group, Inc., 3.875%, 2/19/2019	164,588
30,000	CIT Group, Inc., 5.000%, 8/15/2022	30,825
1,225,000	CIT Group, Inc., 5.000%, 8/01/2023(e)	1,258,687
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	49,163
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	84,350
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	316,200
135,000	iStar Financial, Inc., 4.000%, 11/01/2017	131,288
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	191,587
115,000	iStar Financial, Inc., 5.000%, 7/01/2019	111,550
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	76,875
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	57,750
420,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(c)	399,000
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	216,300
215,000	Navient LLC, 5.500%, 1/25/2023	205,862
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	140,650
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	313,600
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	123,200
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	210,000
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	102,000
		4,591,700
	Financial Other – 0.9%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(c)	448,875
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	135,591
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(c)	393,820
		978,286

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.4%
$260,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	$300,300
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	121,500
		421,800
	Gaming – 1.2%
185,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	187,313
1,120,000	MGM Resorts International, 6.000%, 3/15/2023(c)	1,125,600
		1,312,913
	Government Owned—No Guarantee – 0.4%
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	247,400
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	239,083
		486,483
	Health Insurance – 0.2%
166,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	171,395
	Healthcare – 5.3%
135,000	Amsurg Corp., 5.625%, 7/15/2022, 144A	138,375
190,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	171,000
115,000	Catamaran Corp., 4.750%, 3/15/2021	115,000
555,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022(c)	587,953
1,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A(c)	1,100,475
55,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	55,550
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,325
430,000	HCA, Inc., 7.050%, 12/01/2027	436,450
35,000	HCA, Inc., 7.500%, 12/15/2023	39,200
790,000	HCA, Inc., 7.500%, 11/06/2033(c)	829,500
40,000	HCA, Inc., 7.690%, 6/15/2025	45,000
40,000	HCA, Inc., 8.360%, 4/15/2024	47,000
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	228,575
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,400
70,000	Kindred Escrow Corp. II , 8.000%, 1/15/2020, 144A	74,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$190,000	Kindred Escrow Corp. II , 8.750%, 1/15/2023, 144A	$204,487
140,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021	143,150
25,000	Omnicare, Inc., 4.750%, 12/01/2022	25,313
20,000	Omnicare, Inc., 5.000%, 12/01/2024	20,500
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031(c)	916,500
445,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A(c)	445,000
285,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	285,000
		5,935,128
	Home Construction – 2.5%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	10,200
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	221,000
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	276,900
305,000	KB Home, 8.000%, 3/15/2020	333,975
385,000	Lennar Corp., 4.750%, 11/15/2022(c)	377,300
720,000	Pulte Group, Inc., 6.000%, 2/15/2035(c)	687,600
495,000	Pulte Group, Inc., 6.375%, 5/15/2033(c)	495,000
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	20,000
380,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	374,775
		2,796,750
	Independent Energy – 5.1%
120,000	Antero Resources Corp., 5.125%, 12/01/2022, 144A	113,100
40,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	34,000
350,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	297,500
130,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	102,700
40,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	35,200
30,000	California Resources Corp., 5.000%, 1/15/2020, 144A	26,025
310,000	California Resources Corp., 5.500%, 9/15/2021, 144A	265,050
150,000	California Resources Corp., 6.000%, 11/15/2024, 144A	126,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$155,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$150,738
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	4,997
170,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	180,625
120,000	Cimarex Energy Co., 4.375%, 6/01/2024	114,600
65,000	Concho Resources, Inc., 5.500%, 10/01/2022	65,650
160,000	Concho Resources, Inc., 5.500%, 4/01/2023	160,752
185,000	Continental Resources, Inc., 3.800%, 6/01/2024	165,491
75,000	Continental Resources, Inc., 4.500%, 4/15/2023	71,336
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	79,013
90,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	68,400
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	223,125
20,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	18,250
50,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	45,250
359,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	326,690
555,000	QEP Resources, Inc., 5.250%, 5/01/2023(c)	518,925
205,000	QEP Resources, Inc., 5.375%, 10/01/2022	193,725
165,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	122,925
215,000	Rex Energy Corp., 8.875%, 12/01/2020	192,425
370,000	Rice Energy, Inc., 6.250%, 5/01/2022, 144A	344,100
660,000	Rosetta Resources, Inc., 5.875%, 6/01/2022(c)	594,000
115,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	106,950
100,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	84,000
55,000	SM Energy Co., 5.000%, 1/15/2024	47,575
80,000	SM Energy Co., 6.125%, 11/15/2022, 144A	75,200
5,000	SM Energy Co., 6.625%, 2/15/2019	4,900
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(c)	700,262
		5,660,229

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.2%
$130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	$136,175
130,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	138,450
		274,625
	Integrated Energy – 0.3%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A(c)	344,600
	Leisure – 0.2%
275,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	220,000
	Lodging – 0.5%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023(c)	381,150
135,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	141,075
		522,225
	Media Entertainment – 0.5%
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020(c)	426,262
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,488
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	33,825
		546,575
	Metals & Mining – 1.9%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	255,949
50,000	Alcoa, Inc., 6.750%, 1/15/2028	56,229
70,000	ArcelorMittal, 7.250%, 3/01/2041	70,700
930,000	ArcelorMittal, 7.500%, 10/15/2039	962,550
315,000	CONSOL Energy, Inc., 5.875%, 4/15/2022, 144A	292,950
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	152,000
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	161,200
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	157,500
		2,109,078
	Midstream – 1.2%
35,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	34,913
115,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019, 144A	110,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	$178,912
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	175,437
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	129,675
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	149,600
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	197,925
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	149,187
10,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	9,100
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	38,600
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	106,313
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,338

		1,295,400

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
335,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	342,268
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)(c)	394,457
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.592%, 4/12/2049(b)	265,989

		1,002,714

	Oil Field Services – 0.4%
155,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	72,850
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	94,550
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	186,000
15,000	Parker Drilling Co., 6.750%, 7/15/2022	10,781
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	120,000

		484,181

	Packaging – 0.2%
270,000	Berry Plastics Corp., 5.500%, 5/15/2022	274,050

	Pharmaceuticals – 0.6%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022, 144A	204,540
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	399,844

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	$15,956

		620,340

	Property & Casualty Insurance – 0.3%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	368,150

	REITs – Diversified – 0.4%
390,000	DuPont Fabros Technology LP, 5.875%, 9/15/2021(c)	397,313

	Retailers – 1.4%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028(c)	508,800
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	86,625
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	308,402
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	160,400
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	122,188
95,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	82,650
90,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	79,200
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	135,000
60,000	Toys R Us, Inc., 7.375%, 10/15/2018	39,300

		1,522,565

	Supermarkets – 0.9%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A(c)	440,938
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,475
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	9,600
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028(c)	488,925
50,000	SUPERVALU, Inc., 7.750%, 11/15/2022	49,000

		992,938

	Technology – 3.2%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	114,950
90,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	76,275
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(c)	1,876,575
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	279,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$273,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	$273,682
185,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	173,900
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	137,900
100,000	Equinix, Inc., 4.875%, 4/01/2020	99,500
90,000	Equinix, Inc., 5.375%, 1/01/2022	90,846
140,000	Equinix, Inc., 5.375%, 4/01/2023	140,000
75,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	77,625
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	172,000

		3,512,378

	Transportation Services – 0.7%
185,000	APL Ltd., 8.000%, 1/15/2024(h)	160,950
9,637	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(g)	9,805
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(i)(j)	454,817
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	116,150

		741,722

	Wireless – 1.6%
200,000	Altice S.A., 7.750%, 5/15/2022, 144A	200,375
500,000	Crown Castle International Corp., 5.250%, 1/15/2023(c)	510,000
536,000	Sprint Capital Corp., 6.875%, 11/15/2028	471,680
170,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	172,550
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A(c)	369,325

		1,723,930

	Wirelines – 2.8%
382,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(k)	367,197
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,750
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	206,800
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,550
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	223,250
595,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A(c)	598,719

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$5,000	Level 3 Escrow II, Inc., 5.375%, 8/15/2022, 144A	$5,025
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	398,475
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028(c)	480,000
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	5,000
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	403,125
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	323,350
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	98,661

		3,144,902

	Total Non-Convertible Bonds (Identified Cost $59,636,394)	60,116,899

Convertible Bonds – 7.4%
	Communications – 1.7%
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(h)	1,840,410

	Construction Machinery – 0.5%
135,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	182,419
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036(c)	433,537

		615,956

	Consumer Products – 0.2%
170,000	Jarden Corp., 1.125%, 3/15/2034, 144A	190,506

	Energy – 0.6%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	179,681
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019(c)	394,844
225,000	Peabody Energy Corp., 4.750%, 12/15/2066	118,125

		692,650

	Home Construction – 1.3%
165,000	KB Home, 1.375%, 2/01/2019	163,556
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	30,300
405,000	Lennar Corp., 3.250%, 11/15/2021, 144A(c)	785,700
380,000	Standard Pacific Corp., 1.250%, 8/01/2032(c)	426,075

		1,405,631

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 1.3%
$27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$31,742
106,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	129,916
346,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A(c)	389,034
60,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	248,325
155,000	Mylan, Inc., 3.750%, 9/15/2015(c)	655,069

		1,454,086

	REITs – Mortgage – 0.0%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	31,610

	Retailers – 0.6%
225,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	264,797
210,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	234,150
95,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	126,231

		625,178

	Technology – 1.2%
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A(c)	643,825
175,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	207,813
60,000	Novellus Systems, Inc., 2.625%, 5/15/2041	137,550
55,000	Nuance Communications, Inc., 2.750%, 11/01/2031	54,828
180,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	227,362
80,000	Xilinx, Inc., 2.625%, 6/15/2017	120,400

		1,391,778

	Transportation Services – 0.0%
40,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	45,450

	Total Convertible Bonds (Identified Cost $6,438,853)	8,293,255

	Total Bonds and Notes (Identified Cost $66,075,247)	68,410,154

Shares	Description	Value (†)
Preferred Stocks – 3.8%
Convertible Preferred Stocks – 2.5%
	Electric – 0.3%
4,388	NextEra Energy, Inc., 5.889%	$293,733

	Food Products – 0.5%
11,950	Tyson Foods, Inc., 4.750%(c)	601,563

	Metals & Mining – 0.6%
11,458	Alcoa, Inc., Series 1, 5.375%(c)	578,056
5,370	ArcelorMittal, 6.000%	92,901

		670,957

	REITs—Diversified – 0.6%
3,371	Crown Castle International Corp., Series A, 4.500%	347,179
5,493	Weyerhaeuser Co., Series A, 6.375%	316,946

		664,125

	REITs—Mortgage – 0.1%
2,110	iStar Financial, Inc., Series J, 4.500%(g)	124,743

	Utility Other – 0.4%
3,103	Dominion Resources, Inc., 6.375%	161,387
546	Dominion Resources, Inc., Series A, 6.125%	32,766
4,143	Dominion Resources, Inc., Series B, 6.000%	249,077

		443,230

	Total Convertible Preferred Stocks (Identified Cost $2,711,152)	2,798,351

Non-Convertible Preferred Stocks – 1.3%
	Banking – 1.3%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	305,088
803	Ally Financial, Inc., Series G, 7.000%, 144A(c)	802,674
13,577	SunTrust Banks, Inc., Series E, 5.875%	325,997

	Total Non-Convertible Preferred Stocks (Identified Cost $1,061,965)	1,433,759

	Total Preferred Stocks (Identified Cost $3,773,117)	4,232,110

Common Stocks – 0.8%
	Automobiles – 0.8%
11,668	Ford Motor Co.	180,854

Shares	Description	Value (†)
Common Stocks – continued
	Automobiles – continued
19,032	General Motors Co.(c)	$664,407

		845,261

	Total Common Stocks (Identified Cost $770,738)	845,261

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(h)(i) (Identified Cost $0)	—

Principal Amount (‡)
Short-Term Investments – 32.7%
$36,152,105	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $36,152,125 on 1/02/2015 collateralized by $35,715,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $36,875,738 including accrued interest(l)	36,152,105
180,000	U.S. Treasury Bills, 0.037%, 2/05/2015(m)(n)	179,996

	Total Short-Term Investments (Identified Cost $36,332,099)	36,332,101

	Total Investments – 98.8% (Identified Cost $106,951,201)(a)	109,819,626
	Other assets less liabilities – 1.2%	1,355,581

	Net Assets – 100.0%	$111,175,207

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $107,022,979 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,345,579
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,548,932)

Net unrealized appreciation	$2,796,647

At September 30, 2014, the Fund had a short-term capital loss carryforward of $460,542 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(d)	The issuer is making partial payments with respect to principal.
(e)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $897,767 or 0.8% of net assets.
(h)	Illiquid security. At December 31, 2014, the value of these securities amounted to $2,001,360 or 1.8% of net assets.
(i)	Non-income producing security.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	A portion of this security has been pledged as initial margin for open futures contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $25,289,124 or 22.7% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as fees receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At December 31, 2014, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.56%	$22,000,000	$1,364,022	$(143,492)	$3,056

^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2015	25	$3,614,063	$(98,264)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$96,761	$922,925	(a)	$1,019,686
Retailers	—	1,214,163	308,402	(b)	1,522,565
Transportation Services	—	277,100	464,622	(b)	741,722
All Other Non-Convertible Bonds*	—	56,832,926	—		56,832,926

Total Non-Convertible Bonds	—	58,420,950	1,695,949		60,116,899

Convertible Bonds*	—	8,293,255	—		8,293,255

Total Bonds and Notes	—	66,714,205	1,695,949		68,410,154

Preferred Stocks
Convertible Preferred Stocks
REITs—Mortgage	—	124,743	—		124,743
All Other Convertible Preferred Stocks*	2,673,608	—	—		2,673,608

Total Convertible Preferred Stocks	2,673,608	124,743	—		2,798,351

Non-Convertible Preferred Stocks*	1,433,759	—	—		1,433,759

Total Preferred Stocks	4,107,367	124,743	—	4,232,110

Common Stocks*	845,261	—	—	845,261
Warrants**	—	—	—	—
Short-Term Investments	—	36,332,101	—	36,332,101

Total	$4,952,628	$103,171,049	$1,695,949	$109,819,626

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$(143,492)	$—	$—	$(143,492)
Futures Contracts (unrealized depreciation)	(98,264)	—	—	(98,264)

Total	$(241,756)	$—	$—	$(241,756)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using level 2 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

A preferred stock valued at $365,027 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Securities fair valued using significant unobservable inputs are categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$936,830	$81	$—	$(6,153)	$—	$(7,833)	$—	$—	$922,925	$(5,253)
Retailers	306,228	288	—	1,886	—	—	—	—	308,402	1,886
Transportation Services	464,622	—	—	—	—	—	—	—	464,622	—
Convertible Bonds
Wirelines	6,963	—	(2,813)	2,233	—	(6,383)	—	—	—	—

Total	$1,714,643	$369	$(2,813)	$(2,034)	$—	$(14,216)	$—	$—	$1,695,949	$(3,367)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund seeks to achieve high current income. The Fund may use a number of derivative instruments for risk management or as part of their investment strategies. During the period ended December 31, 2014, the Fund used credit default swap agreements (as a protection seller) to gain investment exposure in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2014, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Swap agreements at value
Exchange traded/ cleared asset derivatives Credit contracts	$1,364,022

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives Interest rate contracts	$(98,264)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,171,999	$1,171,999

Industry Summary at December 31, 2014 (Unaudited)

Healthcare	5.3%
Independent Energy	5.1
Technology	4.4
Finance Companies	4.1
Home Construction	3.8
ABS Home Equity	2.9
Wirelines	2.8
Banking	2.8
Metals & Mining	2.5
Cable Satellite	2.4
Retailers	2.0
Other Investments, less than 2% each	28.0
Short-Term Investments	32.7

Total Investments	98.8
Other assets less liabilities (including open swap agreements and futures contracts)	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.5% of Net Assets
	Treasuries – 96.5%
$6,621,899	U.S. Treasury Inflation Indexed Bond, 0.125%, 7/15/2024(b)	$6,377,199
1,850,741	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)(c)	2,094,663
3,324,334	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	4,714,839
2,214,990	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2016(b)	2,208,241
14,472,646	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(b)	14,313,216

	Total Bonds and Notes (Identified Cost $30,286,458)	29,708,158

Shares
Preferred Stocks – 0.4%
	Aerospace & Defense – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	128,793

Principal Amount
Short-Term Investments – 2.7%
$822,838	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $822,838 on 1/02/2015 collateralized by $710,000 U.S. Treasury Note, 3.625% due 8/15/2043 valued at $843,125 including accrued interest(d)	822,838
5,000	U.S. Treasury Bills, 0.055%, 1/02/2015(e)(f)	5,000

	Total Short-Term Investments (Identified Cost $827,838)	827,838

	Total Investments – 99.6% (Identified Cost $31,219,296)(a)	30,664,789
	Other assets less liabilities – 0.4%	111,071

	Net Assets – 100.0%	$30,775,860

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized depreciation on investments based on a cost of $31,210,932 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$145,509
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(691,652)

Net unrealized depreciation	$(546,143)

At September 30, 2014, the Fund had a short-term capital loss carryforward of $410,895 with no expiration date and a long-term capital loss carryforward of $787,258 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Treasury Inflation Protected Security (TIPS).
(c)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	All of this security has been pledged as initial margin for open futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2015	2	$237,859	$106

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$29,708,158	$—	$29,708,158
Preferred Stocks*	128,793	—	—	128,793
Short-Term Investments	—	827,838	—	827,838

Total Investments	128,793	30,535,996	—	30,664,789

Futures Contracts (unrealized appreciation)	106	—	—	106

Total	$128,899	$30,535,996	$—	$30,664,895

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014 there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts and swaptions.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended December 31, 2014, the Fund engaged in interest rate swaptions for this purpose. The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contract and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2014, the Fund used futures contracts and interest rate swaptions to manage duration and also used interest rate swaptions to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives Interest rate contracts	$106

Industry Summary at December 31, 2014 (Unaudited)
Treasuries	96.5%
Other Investments, less than 2% each	0.4
Short-Term Investments	2.7

Total Investments	99.6
Other assets less liabilities (including futures contracts)	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 77.5% of Net Assets
Non-Convertible Bonds – 67.7%
	Aerospace & Defense – 2.2%
$345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	$351,900
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	121,864
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,218,500
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021	3,372,306
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	855,000
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,356,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,349,000

		14,624,570

	Airlines – 3.3%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,477,309
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,248,300
401,581	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	407,605
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	824,175
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	437,175
263,865	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	296,004
46,043	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	49,611
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	66,161
266,246	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	307,514
385,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	379,706
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,216,125
338,040	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	368,463
1,382,719	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,541,731
277,593	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	308,129
1,945,650	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	2,013,748
2,225,596	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,264,544
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,771,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$260,645	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	$266,835
428,719	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	441,580

		21,686,590

	Automotive – 1.1%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,060,000
15,000	Ford Motor Co., 6.375%, 2/01/2029	18,111
95,000	Ford Motor Co., 6.625%, 2/15/2028	110,768
230,000	Ford Motor Co., 7.125%, 11/15/2025	282,646
40,000	Ford Motor Co., 7.500%, 8/01/2026	50,963
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,163,150
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,583,863

		7,269,501

	Banking – 3.5%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	970,525
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	982,481
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,663,295
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	8,368,231
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	877,247
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(b)	1,687,250
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	164,800
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,668,876
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	119,750
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,776,051
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	89,250
435,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(b)	526,372

		22,894,128

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	320,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	$1,587,045
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,084,230

		2,991,525

	Building Materials – 0.9%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,633,000
670,000	Masco Corp., 6.500%, 8/15/2032	685,075
1,225,000	Owens Corning, 7.000%, 12/01/2036	1,517,586

		5,835,661

	Cable Satellite – 1.0%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,237,150
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,344,825
346,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	347,730
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,774,425
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	999,600

		6,703,730

	Chemicals – 2.0%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,738,700
3,687,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,281,430
3,190,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,280,850
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,331,238
2,564,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	1,564,040
359,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	299,765
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	1,881,712

		13,377,735

	Construction Machinery – 0.4%
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,389,600

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	137,700
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,816,410

		1,954,110

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.3%
$2,270,000	Visant Corp., 10.000%, 10/01/2017	$1,969,225
	Electric – 0.8%
655,000	AES Corp. (The), 5.500%, 3/15/2024	664,694
1,423,000	DPL, Inc., 6.750%, 10/01/2019, 144A	1,437,230
340,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	345,950
665,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	678,300
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,144,902
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,082,260

		5,353,336

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	536,000

	Finance Companies – 4.3%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	740,000
5,250,000	Aircastle Ltd., 5.125%, 3/15/2021	5,250,000
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	203,350
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	775,785

3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,411,001
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	244,200
15,000	International Lease Finance Corp., 5.875%, 8/15/2022	16,275
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	65,550
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	361,500
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,910,350
1,190,000	iStar Financial, Inc., 5.000%, 7/01/2019	1,154,300
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	861,000
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,884,800
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	911,550
875,000	Navient LLC, MTN, 7.250%, 1/25/2022	949,375
115,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	114,138

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$4,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	$3,435,250
1,040,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,071,200
810,000		Springleaf Finance Corp., 5.250%, 12/15/2019	793,800
2,015,000		Springleaf Finance Corp., 7.750%, 10/01/2021	2,256,800
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	901,600

			28,311,824

		Food & Beverage – 0.4%
1,350,000		DS Services of America, Inc., 10.000%, 9/01/2021, 144A	1,559,250
1,236,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,266,900

			2,826,150

		Government Guaranteed – 0.6%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,970,039

		Government Owned—No Guarantee – 0.1%
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	540,066

		Healthcare – 4.2%
1,080,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A	972,000
2,825,000		HCA, Inc., 5.875%, 5/01/2023	2,976,844
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,080,975
970,000		HCA, Inc., 7.500%, 12/15/2023	1,086,400
4,660,000		HCA, Inc., 7.500%, 11/06/2033	4,893,000
1,815,000		HCA, Inc., 7.690%, 6/15/2025	2,041,875
375,000		HCA, Inc., 8.360%, 4/15/2024	440,625
945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	1,053,675
1,550,000		HCA, Inc., MTN, 7.750%, 7/15/2036	1,658,500
540,000		Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	540,675
7,644,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	7,185,360
1,323,000		Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	1,323,000
2,554,000		Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,554,000

			27,806,929

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 1.7%
$300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$291,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	749,700
703,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	674,880
4,885,000	Lennar Corp., 4.500%, 6/15/2019	4,885,000
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	382,000
3,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,960,000

		10,942,580

	Independent Energy – 2.9%
370,000	California Resources Corp., 5.000%, 1/15/2020, 144A	320,975
6,115,000	California Resources Corp., 5.500%, 9/15/2021, 144A	5,228,325
815,000	California Resources Corp., 6.000%, 11/15/2024, 144A	688,675
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	189,222
265,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	201,400
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)	10,642
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)	496
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	776,050
1,570,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	1,169,650
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	3,293,600
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,196,240
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	2,084,130
640,000	Sanchez Energy Corp., 6.125%, 1/15/2023, 144A	537,600
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,116,800
572,000	SM Energy Co., 6.125%, 11/15/2022, 144A	537,680

		19,351,485

	Industrial Other – 0.5%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	668,338
1,845,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,383,750
1,340,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	1,427,100

		3,479,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 1.3%
$112,000	American International Group, Inc., 6.250%, 3/15/2087	$124,986
457,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	619,235
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,763,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	400,400
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,486,250

		8,393,871

	Local Authorities – 0.3%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,895,102

	Media Entertainment – 0.4%
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022, 144A	1,852,200
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	811,053

		2,663,253

	Metals & Mining – 4.1%
3,738,821	1839688 Alberta ULC, 14.000% (14.000% PIK), 2/13/2020(e)	3,308,857
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,173,350
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,737,776
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	280,800
439,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	333,640
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	952,087
3,515,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,163,500
3,460,000	Hecla Mining Co., 6.875%, 5/01/2021	3,044,800
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	529,650
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,860,000
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	818,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,838,200
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,845,600

		26,886,260

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 1.3%
$800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	$772,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	2,100,206
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,117,175
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	764,273

		8,753,654

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(f)	326,943

	Oil Field Services – 2.3%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,342,500
3,255,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	2,376,150
5,215,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	2,242,450
3,430,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	1,612,100
250,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	132,500
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	811,300
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	1,843,200
2,885,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	2,308,000
3,995,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,227,212

		14,895,412

	Packaging – 0.9%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	319,925
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	4,151,250
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	621,000
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	521,475

		5,613,650

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(f)(g)	1,152,000
3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,378,045

		4,530,045

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(c)(f)	$3,968,965
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	301,137
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	29,809

		4,299,911

	REITs—Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	510,067

	Retailers – 1.8%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	477,000
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,108,187
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	139,688
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	1,849,313
170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	147,900
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	107,250
1,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,738,000
3,120,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	1,872,000
4,975,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,258,625

		11,697,963

	Supermarkets – 3.1%
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,750,050
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,942,150
9,470,000	New Albertson’s, Inc., 8.000%, 5/01/2031	8,570,350
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,960,000
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	874,500
1,525,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,494,500

		20,591,550

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	361,235

	Technology – 4.0%
1,245,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	1,055,137

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$10,465,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$9,994,075
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,052,125
200,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	211,100
2,600,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	2,827,500
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,300,300
1,034,000	First Data Corp., 11.250%, 1/15/2021	1,173,590
2,074,000	First Data Corp., 11.750%, 8/15/2021	2,379,915
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,766
1,555,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,570,550

		26,578,058

	Transportation Services – 1.2%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)	2,857,950
620,344	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(h)	631,200
289,324	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)(i)	379,014
96,535	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(h)	97,983
399,542	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)(i)	523,399
40,344	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(h)(i)	55,675
2,710,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,804,850
740,000	Teekay Corp., 8.500%, 1/15/2020	823,028

		8,173,099

	Treasuries – 8.5%
580,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	565,225
215,000	Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2024, (EUR)	163,428
290,000	Hellenic Republic Government Bond, Series PSI, 2.000%, 2/24/2041, (EUR)	175,457
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	104,734
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,202,428
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	629,083
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	846,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$2,344,776
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	12,424,562
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	614,256
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,350,074
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	13,139,173
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	230,327
4,365,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	593,783
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,575,006
48,865,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	296,491
24,750,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	159,328
50,205,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	335,671
15,285,000	U.S. Treasury Note, 0.375%, 3/31/2016	15,282,616

		56,033,230

	Wireless – 1.0%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,985,643
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,594,800
475,000	Sprint Capital Corp., 6.900%, 5/01/2019	484,500
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	208,012
365,000	Sprint Communications, Inc., 6.000%, 11/15/2022	335,800

		6,608,755

	Wirelines – 4.8%
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	361,900
1,120,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,461,983
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,628,100
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	451,050
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,340,122
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	1,007,985
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,743,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	$1,167,250
1,375,000	Level 3 Escrow II, Inc., 5.375%, 8/15/2022, 144A	1,381,875
905,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	953,644
200,000	Oi S.A., 5.750%, 2/10/2022, 144A	183,000
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,080,442
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,656,469
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	800,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,492,338
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,411,980
645,000	Qwest Corp., 7.250%, 9/15/2025	768,178
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,450,241
1,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,827,000
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	143,500

		31,310,057

	Total Non-Convertible Bonds (Identified Cost $437,569,952)	444,936,087

Convertible Bonds – 9.7%
	Construction Machinery – 0.5%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,041,331

	Consumer Products – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	396,581
435,000	Jarden Corp., 1.125%, 3/15/2034, 144A	487,472

		884,053

	Energy – 1.4%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	5,016,028
3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,297,394
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	694,131

		9,007,553

	Finance Companies – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,216,053

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.5%
$1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	$1,475,719
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,682,837

		3,158,556

	Home Construction – 1.6%
770,000	KB Home, 1.375%, 2/01/2019	763,263
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,452,300
3,510,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	3,248,944
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,298,562

		10,763,069

	Pharmaceuticals – 0.3%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	264,516
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	379,944
660,000	Illumina, Inc., 0.250%, 3/15/2016	1,458,187

		2,102,647

	Property & Casualty Insurance – 1.2%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	7,570,114

	REITs—Mortgage – 0.0%
50,000	iStar Financial, Inc., 3.000%, 11/15/2016	63,219

	Retailers – 0.6%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	3,624,775

	Technology – 3.2%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,820,984
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,125,838
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	181,453
3,595,000	Intel Corp., 3.250%, 8/01/2039	6,250,806
830,000	JDS Uniphase Corp., 0.625%, 8/15/2033	876,688
44,379	Liberty Media LLC, 3.500%, 1/15/2031	40,031

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	$957,000

		21,252,800

	Total Convertible Bonds (Identified Cost $50,082,542)	63,684,170

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	752,393

	Total Bonds and Notes (Identified Cost $488,192,494)	509,372,650

Loan Participations – 0.1%
	ABS Other – 0.1%
734,635	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(c)(f)(k) (Identified Cost $740,145)	738,308

Senior Loans – 2.0%
	Chemicals – 0.4%
549,064	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	535,337
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	228,306
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(f)	1,601,950

		2,365,593

	Construction Machinery – 0.3%
1,707,631	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(f)	1,707,631

	Diversified Manufacturing – 0.0%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(f)	269,330

	Finance Companies – 0.5%
3,051,094	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(f)	3,142,626

	Media Entertainment – 0.0%
49,565	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	39,479

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	342,545

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Other Utility – 0.1%
$394,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	$382,838
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	313,625
21,038	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	20,442

		716,905

	Retailers – 0.1%
551,474	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(f)	528,863
331,650	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	315,794

		844,657

	Supermarkets – 0.3%
1,205,698	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(f)	1,182,344
908,435	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	890,775

		2,073,119

	Transportation Services – 0.0%
175,905	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(f)	171,068

	Wirelines – 0.2%
736,875	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	729,050
731,154	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(f)	729,655
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(f)	64,431

		1,523,136

	Total Senior Loans (Identified Cost $13,277,361)	13,196,089

Shares
Common Stocks – 12.9%
	Airlines – 0.5%
52,244	United Continental Holdings, Inc.(g)	3,494,601

	Automobiles – 2.1%
876,900	Ford Motor Co.	13,591,950

	Chemicals – 2.1%
156,958	Dow Chemical Co. (The)	7,158,855
30,167	PPG Industries, Inc.	6,973,102

		14,131,957

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(g)	1,096,361

	Diversified Telecommunication Services – 0.3%
2,627	Hawaiian Telcom Holdco, Inc.(g)	72,426

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
117,962	Telefonica S.A., Sponsored ADR	$1,676,240

		1,748,666

	Electronic Equipment, Instruments & Components – 3.9%
1,119,766	Corning, Inc.	25,676,234

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	112,468

	Household Durables – 0.0%
6,775	KB Home	112,126

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	355,284

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	55,696
82,985	Repsol YPF S.A., Sponsored ADR	1,541,862
33,796	Royal Dutch Shell PLC, ADR	2,262,642

		3,860,200

	Pharmaceuticals – 0.6%
64,900	Bristol-Myers Squibb Co.	3,831,047

	REITs—Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	229,773
32,565	Associated Estates Realty Corp.	755,833

		985,606

	REITs—Shopping Centers – 0.0%
7,868	DDR Corp.	144,457

	Semiconductors & Semiconductor Equipment – 2.1%
372,408	Intel Corp.	13,514,686

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(g)	2,133,335

	Total Common Stocks (Identified Cost $50,502,002)	84,788,978

Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.4%
	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	166,428

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,405

	Energy – 0.6%
5,543	Chesapeake Energy Corp., 5.000%(h)	524,160
190	Chesapeake Energy Corp., Series A, 5.750%, 144A(h)	194,512

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Energy – continued
54,200	El Paso Energy Capital Trust I, 4.750%	$3,286,688
3,848	SandRidge Energy, Inc., 7.000%	157,768

		4,163,128

	Metals & Mining – 0.4%
129,203	ArcelorMittal, 6.000%	2,235,212
7,229	Cliffs Natural Resources, Inc., 7.000%	48,434

		2,283,646

	Natural Gas – 0.1%
17,119	AES Trust III, 6.750%	871,186

	REITs—Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,545
35,615	Weyerhaeuser Co., Series A, 6.375%	2,054,986

		2,056,531

	Total Convertible Preferred Stocks (Identified Cost $9,213,217)	9,550,324

Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	455,220
7,075	Countrywide Capital IV, 6.750%	179,280

		634,500

	Finance Companies – 0.1%
5,300	iStar Financial, Inc., Series F, 7.800%	130,645
2,575	iStar Financial, Inc., Series G, 7.650%	62,444
12,475	SLM Corp., Series A, 6.970%	615,267

		808,356

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%	1,476,558

	REITs—Warehouse/Industrials – 0.1%
3,363	ProLogis, Inc., Series Q, 8.540%(h)	207,245

	Total Non-Convertible Preferred Stocks (Identified Cost $1,932,685)	3,126,659

	Total Preferred Stocks (Identified Cost $11,145,902)	12,676,983

Shares	Description	Value (†)
Warrants – 0.0%
$34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(g)(h) (Identified Cost $0)	$—

Principal Amount (‡)
Short-Term Investments – 4.4%
4,367	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $4,367 on 1/02/2015 collateralized by $4,500 U.S.Treasury Note,1.500% due 8/31/2018 valued at $4,545 including accrued interest(l)	4,367
28,602,848	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $28,602,864 on 1/02/2015 collateralized by $28,395,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $29,175,863 including accrued interest(l)	28,602,848

	Total Short-Term Investments (Identified Cost $28,607,215)	28,607,215

	Total Investments – 98.8% (Identified Cost $592,465,119)(a)	649,380,223
	Other assets less liabilities – 1.2%	7,612,268

	Net Assets – 100.0%	$656,992,491

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $593,029,211 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$90,482,822
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,131,810)

Net unrealized appreciation	$56,351,012

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security. At December 31, 2014, the value of these securities amounted to $11,641,686 or 1.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2014, the issuer has not paid out any interest payments.
(f)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $4,462,501 or 0.7% of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $140,050,329 or 21.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$14,063,080	$7,623,510	(a)	$21,686,590
Retailers	—	9,848,650	1,849,313	(b)	11,697,963
Transportation Services	—	6,485,828	1,687,271	(b)	8,173,099
All Other Non-Convertible Bonds*	—	403,378,435	—		403,378,435

Total Non-Convertible Bonds	—	433,775,993	11,160,094		444,936,087

Convertible Bonds*	—	63,684,170	—		63,684,170
Municipals*	—	752,393	—		752,393

Total Bonds and Notes	—	498,212,556	11,160,094		509,372,650

Loan Participations	—	—	738,308	(a)	738,308
Senior Loans*	—	13,196,089	—		13,196,089
Common Stocks*	84,788,978	—	—		84,788,978
Preferred Stocks
Convertible Preferred Stocks
Energy	3,286,688	718,672	157,768	(a)	4,163,128
All Other Convertible Preferred Stocks*	5,387,196	—	—		5,387,196

Total Convertible Preferred Stocks	8,673,884	718,672	157,768		9,550,324

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	207,245	—		207,245
All Other Non-Convertible Preferred Stocks*	2,919,414	—	—		2,919,414

Total Preferred Stocks	11,593,298	925,917	157,768		12,676,983

Warrants	—	—	—		—
Short-Term Investments	—	28,607,215	—		28,607,215

Total Investments	96,382,276	540,941,777	12,056,170		649,380,223

Total	$96,382,276	$540,941,777	$12,056,170		$649,380,223

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $749,568 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, these securities were fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the securities.

A preferred stock valued at $9,138 was transferred from Level 2 to Level 1 during the period ended December 31, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At December 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or December 31, 2014:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$11,705,083	$536	$13,456	$(224,034)	$—	$(3,871,531)	$—	$—	$7,623,510	$(142,161)
Metals & Mining	4,221,700	23,313	1,048	1,348,480	—	(5,594,541)	—	—	—	—
Retailers	1,836,274	4,286	—	8,753	—	—	—	—	1,849,313	8,753
Transportation Services	1,696,418	—	2,636	(2,772)	—	(9,011)	—	—	1,687,271	—
Convertible Bonds
Wirelines	2,529	—	(1,024)	816	—	(2,321)	—	—	—	—
Loan Participations
ABS Other	755,145	—	(91)	(4,637)	—	(12,109)	—	—	738,308	(4,592)
Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(187,590)	—	—	345,358	—	157,768	(187,590)

Total	$20,217,149	$28,135	$16,025	$939,016	$—	$(9,489,513)	$345,358	$—	$12,056,170	$(325,590)

A preferred stock valued at $345,358 was transferred from Level 1 to Level 3 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)
Treasuries	8.5%
Technology	7.2
Finance Companies	5.2
Wirelines	5.0
Healthcare	4.7
Chemicals	4.5
Metals & Mining	4.5
Electronic Equipment, Instruments & Components	3.9
Airlines	3.8
Banking	3.6
Home Construction	3.5
Supermarkets	3.4
Independent Energy	2.9
Retailers	2.5
Oil Field Services	2.4
Aerospace & Defense	2.2
Automobiles	2.1
Semiconductors & Semiconductor Equipment	2.1
Energy	2.0
Other Investments, less than 2% each	20.4
Short-Term Investments	4.4

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.6% of Net Assets
Non-Convertible Bonds – 97.2%
	ABS Car Loan – 10.3%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$194,244
160,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	160,829
100,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.520%, 1/08/2019	100,116
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	99,627
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	183,935
200,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	199,455
165,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	164,692
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	210,655
219,471	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	220,273
115,000	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	114,899
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	285,244
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	266,179
125,000	Capital Auto Receivables Asset Trust, Series 2014-1, Class A2, 0.960%, 4/20/2017	125,145
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	155,346
175,000	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.480%, 11/20/2018	174,810
10,705	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	10,716
42,889	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	42,948
451,419	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	451,044
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	104,879
100,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	99,703
245,673	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	244,894
109,726	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	109,822
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	250,495
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	345,012
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	154,923

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$93,679	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	$93,663
275,000	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	273,876
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	210,383
100,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	100,045
143,804	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	143,923
115,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,614
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	230,593
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	593,676
76,091	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	76,100
85,630	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	85,627
315,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/2019	315,050
195,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	194,654
160,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	160,061
330,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	329,021
147,761	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	147,657
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	199,260
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	257,426
370,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	367,955

		8,364,469

	ABS Credit Card – 1.6%
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	419,450
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	266,625
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	582,193

		1,268,268

	ABS Home Equity – 1.1%
232,063	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A	230,568
48,550	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.852%, 7/25/2021(b)(c)	47,247
32,804	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	33,447

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$340,709	Federal Home Loan Mortgage Corp., Series 2014-DN2, Class M1, 1.020%, 4/25/2024(b)	$338,159
99,875	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	103,703
155,573	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)	156,097

		909,221

	ABS Other – 3.8%
209,008	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	209,064
135,000	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	134,825
71,045	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	70,195
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.656%, 6/20/2017(b)	390,168
208,860	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	208,437
445,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	444,701
150,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	149,997
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	230,902
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	434,558
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	199,834
252,083	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	253,211
96,254	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	96,188
247,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	249,495

		3,071,575

	ABS Student Loan – 1.4%
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.034%, 7/25/2025(b)	551,595
584,159	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.234%, 7/25/2025(b)	587,827

		1,139,422

	Aerospace & Defense – 0.1%
60,000	Rockwell Collins, Inc., 0.591%, 12/15/2016(b)	60,010

	Agency Commercial Mortgage-Backed Securities – 7.3%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	791,041
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	599,972
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	430,185

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Agency Commercial Mortgage-Backed Securities – continued
$1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$1,046,598
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	363,217
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,459,723
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,125,666
151,977	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.520%, 4/25/2019(b)	152,049

		5,968,451

	Airlines – 0.2%
110,080	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	127,417

	Automotive – 1.1%
360,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	412,536
320,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	362,400
115,000	Magna International, Inc., 3.625%, 6/15/2024	115,235

		890,171

	Banking – 7.8%
230,000	American Express Credit Corp., 1.125%, 6/05/2017	229,276
115,000	Bank of America Corp., 6.000%, 9/01/2017	126,805
205,000	Bank of America Corp., MTN, 1.317%, 3/22/2018(b)	206,498
55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	54,941
365,000	Bank of Nova Scotia, 2.800%, 7/21/2021	365,152
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	380,342
130,000	BNP Paribas S.A., 5.000%, 1/15/2021	147,033
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	322,181
330,000	HSBC USA, Inc., 2.250%, 6/23/2019	329,495
375,000	HSBC USA, Inc., 2.375%, 11/13/2019	374,891
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	307,681
595,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	591,090
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	149,315
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	272,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$435,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	$495,480
395,000	PNC Bank NA, 2.400%, 10/18/2019	396,659
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	328,570
355,000	Royal Bank of Canada, 1.400%, 10/13/2017	353,838
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	41,668
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	276,507
265,000	State Street Corp., 3.300%, 12/16/2024	268,960
150,000	Wells Fargo & Co., 3.676%, 6/15/2016	155,595
190,000	Wells Fargo & Co., MTN, 3.500%, 3/08/2022	198,346

		6,373,294

	Brokerage – 0.2%
140,000	Ameriprise Financial, Inc., 3.700%, 10/15/2024	143,180

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	34,650

	Cable Satellite – 0.7%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	216,145
325,000	NBCUniversal Enterprise, Inc., 0.768%, 4/15/2016, 144A(b)	325,586

		541,731

	Chemicals – 0.4%
120,000	Albemarle Corp., 3.000%, 12/01/2019	120,018
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	149,395
90,000	Methanex Corp., 3.250%, 12/15/2019	89,243

		358,656

	Collateralized Mortgage Obligations – 0.5%
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	143,752
232,372	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.607%, 10/07/2020(b)	233,767

		377,519

	Consumer Cyclical Services – 0.9%
425,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019, 144A	419,270

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$80,000	Amazon.com, Inc., 3.300%, 12/05/2021	$81,095
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,275
75,000	Western Union Co. (The), 3.350%, 5/22/2019	76,822
130,000	Western Union Co. (The), 3.650%, 8/22/2018	134,871

		742,333

	Diversified Manufacturing – 0.5%
350,000	Ingersoll-Rand Luxembourg Finance S.A., 3.550%, 11/01/2024	347,867
90,000	Snap-On, Inc., 4.250%, 1/15/2018	95,396

		443,263

	Electric – 2.1%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	228,975
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	262,793
280,000	Dominion Resources, Inc., 2.500%, 12/01/2019	280,818
120,000	Duke Energy Indiana, Inc., 0.579%, 7/11/2016(b)	120,200
145,000	Duke Energy Progress, Inc., 0.435%, 3/06/2017(b)	144,559
130,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	135,093
295,000	Georgia Power Co., 0.561%, 3/15/2016(b)	294,699
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	218,020

		1,685,157

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	90,927

	Finance Companies – 1.3%
290,000	Ares Capital Corp., 3.875%, 1/15/2020	289,168
290,000	FS Investment Corp., 4.250%, 1/15/2020	288,595
280,000	International Lease Finance Corp., 2.191%, 6/15/2016(b)	279,650
225,000	Navient LLC, MTN, 6.250%, 1/25/2016	234,000

		1,091,413

	Food & Beverage – 0.5%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	11,120

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	$367,492

		378,612

	Government Owned—No Guarantee – 0.7%
285,000	Ecopetrol S.A., 4.125%, 1/16/2025	270,750
225,000	Petrobras International Finance Co., 5.375%, 1/27/2021	208,478
50,000	Petrobras International Finance Co., 5.750%, 1/20/2020	48,286

		527,514

	Health Insurance – 1.1%
355,000	Anthem, Inc., 3.500%, 8/15/2024	357,574
505,000	UnitedHealth Group, Inc., 2.875%, 12/15/2021	510,746

		868,320

	Healthcare – 2.1%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,854
195,000	Becton Dickinson and Co., 2.675%, 12/15/2019	197,564
280,000	Express Scripts, Inc., 3.125%, 5/15/2016	287,824
205,000	Life Technologies Corp., 6.000%, 3/01/2020	234,205
330,000	McKesson Corp., 3.250%, 3/01/2016	337,875
145,000	Medtronic, Inc., 3.500%, 3/15/2025, 144A	148,331
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	43,310
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	113,245
285,000	Stryker Corp., 2.000%, 9/30/2016	289,799

		1,728,007

	Hybrid ARMs – 0.5%
91,812	FHLMC, 2.367%, 1/01/2035(b)	97,651
278,663	FHLMC, 2.620%, 5/01/2036(b)	299,815

		397,466

	Independent Energy – 1.5%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	106,938
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	122,298
265,000	ConocoPhillips Co., 3.350%, 11/15/2024	267,742

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$200,000	Encana Corp., 6.500%, 5/15/2019	$227,023
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	113,850
100,000	Noble Energy, Inc., 3.900%, 11/15/2024	98,835
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	296,702

		1,233,388

	Industrial Other – 0.5%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	436,374

	Integrated Energy – 1.2%
160,000	BP Capital Markets PLC, 2.521%, 1/15/2020	160,187
175,000	BP Capital Markets PLC, 3.561%, 11/01/2021	178,796
225,000	BP Capital Markets PLC, 4.500%, 10/01/2020	243,443
200,000	Chevron Corp., 2.193%, 11/15/2019	200,740
165,000	Total Capital International S.A., 2.750%, 6/19/2021	165,617

		948,783

	Life Insurance – 1.7%
150,000	Aflac, Inc., 3.625%, 11/15/2024	152,942
185,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	184,968
160,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	174,576
30,000	Lincoln National Corp., 4.300%, 6/15/2015	30,475
415,000	New York Life Global Funding , 1.450%, 12/15/2017, 144A	413,879
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	325,266
70,000	Unum Group, 5.625%, 9/15/2020	78,823

		1,360,929

	Media Entertainment – 0.6%
225,000	Time Warner, Inc., 3.550%, 6/01/2024	224,124
215,000	Time Warner, Inc., 4.875%, 3/15/2020	236,571

		460,695

	Metals & Mining – 1.7%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	157,268

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	$148,538
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	282,730
370,000	Freeport-McMoRan, Inc., 2.300%, 11/14/2017	370,444
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	34,302
85,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	88,193
115,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	114,968
180,000	Teck Resources Ltd., 4.500%, 1/15/2021	176,061

		1,372,504

	Midstream – 2.0%
130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	137,987
330,000	Dominion Gas Holdings LLC, 3.600%, 12/15/2024	335,692
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	146,347
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	280,740
175,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	176,353
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	142,243
175,000	Questar Corp., 2.750%, 2/01/2016	178,155
225,000	Williams Partners LP, 5.250%, 3/15/2020	244,244

		1,641,761

	Mortgage Related – 6.1%
9,328	FHLMC, 3.000%, 10/01/2026	9,707
1,054	FHLMC, 6.500%, 1/01/2024	1,198
167	FHLMC, 8.000%, 7/01/2025	198
328	FNMA, 6.000%, 9/01/2021	340
115	FNMA, 7.500%, 6/01/2016	118
33	FNMA, 8.000%, 6/01/2015	33
298,828	GNMA, 4.312%, 2/20/2063	324,936
562,918	GNMA, 4.356%, 2/20/2063	611,415
234,353	GNMA, 4.496%, 10/20/2062	255,317

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$535,339	GNMA, 4.500%, 4/20/2063	$585,292
295,504	GNMA, 4.505%, 4/20/2063	323,084
339,430	GNMA, 4.514%, 5/20/2062	367,481
316,397	GNMA, 4.520%, 5/20/2062	341,626
303,850	GNMA, 4.549%, 3/20/2063	332,638
326,545	GNMA, 4.560%, 3/20/2062	352,493
212,664	GNMA, 4.567%, 7/20/2062	231,306
343,142	GNMA, 4.575%, 2/20/2063	375,133
248,237	GNMA, 4.604%, 6/20/2062	269,540
3,292	GNMA, 6.500%, 12/15/2023	3,756
585	GNMA, 8.500%, 9/15/2022	595
1,945	GNMA, 9.500%, 1/15/2019	2,134
552,493	Government National Mortgage Association, Series 2014-H15, Class FA, 0.656%, with various maturities in 2064(b)	548,810

		4,937,150

	Non-Agency Commercial Mortgage-Backed Securities – 10.0%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	42,692
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	97,321
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046	309,057
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	98,582
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	267,621
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	241,644
535,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	562,442
311,156	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	332,361
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	388,313
305,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.111%, 2/15/2027, 144A(b)	304,228
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	351,990
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	400,004

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$297,934	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	$322,533
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	342,235
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	277,883
70,562	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class A, 1.111%, 12/15/2030, 144A(b)	70,570
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.787%, 6/15/2049(b)	440,160
197,733	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	211,095
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	141,780
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.141%, 7/15/2031, 144A(b)	505,532
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	254,443
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	309,163
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	430,687
202,573	PFP III Ltd., Series 2014-1, Class A, 1.331%, 6/14/2031, 144A(b)	201,972
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.656%, 11/15/2026, 144A(b)	185,473
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.716%, 6/15/2049(b)	440,091
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	209,620
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	410,387

		8,149,879

	Oil Field Services – 1.1%
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	230,810
160,000	Oceaneering International, Inc., 4.650%, 11/15/2024	156,665
75,000	Pride International, Inc., 8.500%, 6/15/2019	89,776
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	104,200
315,000	Transocean, Inc., 6.375%, 12/15/2021	290,571

		872,022

	Pharmaceuticals – 1.0%
25,000	Amgen, Inc., 2.200%, 5/22/2019	24,895
75,000	Amgen, Inc., 5.700%, 2/01/2019	84,366

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$165,000	Eli Lilly & Co., 1.950%, 3/15/2019	$165,886
290,000	Mylan, Inc., 4.200%, 11/29/2023	300,565
235,000	Perrigo Finance PLC, 3.500%, 12/15/2021	237,741

		813,453

	Property & Casualty Insurance – 0.3%
70,000	Brown & Brown, Inc., 4.200%, 9/15/2024	70,795
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	159,751

		230,546

	Railroads – 1.0%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	286,947
230,000	CSX Corp., 3.700%, 10/30/2020	242,723
30,000	CSX Corp., 6.150%, 5/01/2037	38,802
240,000	Union Pacific Corp., 3.646%, 2/15/2024	254,018

		822,490

	REITs—Health Care – 0.0%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,354

	Retailers – 0.3%
245,000	Ross Stores, Inc., 3.375%, 9/15/2024	245,217

	Sovereigns – 0.7%
415,000	Mexico Government International Bond, 3.600%, 1/30/2025	413,548
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	162,750

		576,298

	Supermarkets – 0.1%
95,000	Kroger Co. (The), 2.950%, 11/01/2021	94,221

	Supranational – 0.3%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	219,927

	Technology – 1.4%
46,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	51,059
155,000	Apple, Inc., 2.850%, 5/06/2021	158,559

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	$289,549
540,000	Ingram Micro, Inc., 4.950%, 12/15/2024	539,822
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	105,940
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	28,422

		1,173,351

	Tobacco – 0.7%
275,000	Altria Group, Inc., 2.850%, 8/09/2022	267,216
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	291,778
35,000	Philip Morris International, Inc., 2.900%, 11/15/2021	35,516
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,633

		600,143

	Treasuries – 17.2%
195,000	U.S. Treasury Note, 0.625%, 2/15/2017	194,513
325,000	U.S. Treasury Note, 0.625%, 9/30/2017	321,522
1,520,000	U.S. Treasury Note, 0.625%, 11/30/2017	1,500,526
4,570,000	U.S. Treasury Note, 0.875%, 10/15/2017	4,552,506
1,380,000	U.S. Treasury Note, 1.500%, 10/31/2019	1,371,590
130,000	U.S. Treasury Note, 1.500%, 11/30/2019	129,177
215,000	U.S. Treasury Note, 2.000%, 2/28/2021	216,478
1,555,000	U.S. Treasury Note, 2.000%, 10/31/2021	1,559,009
1,630,000	U.S. Treasury Note, 2.000%, 11/15/2021	1,635,985
2,440,000	U.S. Treasury Note, 2.250%, 11/15/2024	2,456,394

		13,937,700

	Wireless – 1.0%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	251,417
365,000	American Tower Corp., 3.450%, 9/15/2021	358,846
185,000	Vodafone Group PLC, 2.950%, 2/19/2023	178,318

		788,581

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 0.5%
$220,000	British Telecommunications PLC, 1.625%, 6/28/2016	$221,584
200,000	Verizon Communications, Inc., 5.150%, 9/15/2023	220,847

		442,431

	Total Non-Convertible Bonds (Identified Cost $78,512,603)	78,973,243

Municipals – 0.4%
	New Jersey – 0.4%
310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017 (Identified Cost $310,000)	307,827

	Total Bonds and Notes (Identified Cost $78,822,603)	79,281,070

Short-Term Investments – 2.1%
1,661,638	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $1,661,639 on 1/02/2015 collateralized by $1,430,000 U.S. Treasury Bond, 3.625% due 8/15/2043 valued at $1,698,125 including accrued interest(d)	1,661,638
35,000	U.S. Treasury Bills, 0.045%, 5/28/2015(e)	34,991

	Total Short-Term Investments (Identified Cost $1,696,632)	1,696,629

	Total Investments – 99.7% (Identified Cost $80,519,235)(a)	80,977,699
	Other assets less liabilities – 0.3%	276,319

	Net Assets – 100.0%	$81,254,018

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $80,748,790 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$764,433
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(535,524)

Net unrealized appreciation	$228,909

At December 31, 2014, the Fund had a short-term capital loss carryforward of $63,908 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of this security amounted to $47,247 or 0.1% of net assets.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $10,577,643 or 13.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$7,959,386	$405,083	(a)	$8,364,469
ABS Home Equity	—	861,974	47,247	(b)	909,221
ABS Other	—	2,056,284	1,015,291	(a)	3,071,575
Airlines	—	—	127,417	(a)	127,417
All Other Non-Convertible Bonds*	—	66,500,561	—		66,500,561

Total Non-Convertible Bonds	—	77,378,205	1,595,038		78,973,243

Municipals*	—	307,827	—		307,827

Total Bonds and Notes	—	77,686,032	1,595,038		79,281,070

Short-Term Investments	—	1,696,629	—		1,696,629

Total	$—	$79,382,661	$1,595,038		$80,977,699

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$781,677	$—	$1	$(1,307)	$—	$(30,347)	$—	$(344,941)	$405,083	$(1,270)
ABS Home Equity	59,427	—	(56)	1,604	—	(13,728)	—	—	47,247	920
ABS Other	1,118,344	—	—	(4,743)	—	—	—	(98,310)	1,015,291	(4,743)
Airlines	139,910	—	(415)	(2,576)	—	(9,502)	—	—	127,417	(1,377)

Total	$2,099,358	$—	$(470)	$(7,022)	$—	$(53,577)	$—	$(443,251)	$1,595,038	$(6,470)

Debt securities valued at $443,251 were transferred from Level 3 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2014 (Unaudited)
Treasuries	17.2%
ABS Car Loan	10.3
Non-Agency Commercial Mortgage-Backed Securities	10.0
Banking	7.8
Agency Commercial Mortgage-Backed Securities	7.3
Mortgage Related	6.1
ABS Other	3.8
Healthcare	2.1
Electric	2.1
Midstream	2.0
Other Investments, less than 2% each	28.9
Short-Term Investments	2.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.9% of Net Assets
Non-Convertible Bonds – 86.8%
	ABS Car Loan – 0.3%
2,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$1,722,758

	ABS Credit Card – 0.1%
759,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	777,147

	ABS Home Equity – 0.0%
80,809	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.349%, 7/25/2035(b)(c)	76,662

	ABS Other – 1.4%
993,722	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,002,434
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,724,579
2,980,848	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)	2,953,425
296,507	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	298,567
601,337	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	704,737
465,344	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	454,194
1,118,012	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,159,936

		9,297,872

	Aerospace & Defense – 0.1%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	748,336

	Airlines – 3.3%
350,806	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	356,069
569,234	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	590,649
5,933,784	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024	6,366,713
106,906	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	110,648
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	891,438
200,441	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	224,854
686,071	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	752,963
2,833,184	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	3,116,502
102,605	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	107,735

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$988,304	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	$1,141,491
2,296,994	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	2,658,770
1,122,156	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,234,372
2,185,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	2,239,559
533,077	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	621,035
1,024,328	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,075,544

		21,488,342

	Automotive – 0.5%
840,000	Cummins, Inc., 5.650%, 3/01/2098	1,033,052
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,442,570

		3,475,622

	Banking – 12.8%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	83,990
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,367,516
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	900,432
130,000	Bank of America Corp., 5.420%, 3/15/2017	139,379
800,000	Bank of America Corp., 5.490%, 3/15/2019	885,212
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	683,053
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	399,102
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	906,459
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	1,929,596
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,288,865
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	826,170
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	92,988
140,000	Citigroup, Inc., 5.875%, 2/22/2033	161,488
1,909,000	Citigroup, Inc., 6.125%, 8/25/2036	2,275,664
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,873,093
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	249,563

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$815,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	$866,977
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,632,191
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,367,878
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,368,991
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	739,660
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,469,426
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,114,151
300,000	JPMorgan Chase & Co., EMTN, 1.064%, 5/30/2017, (GBP)(b)	461,198
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	423,471
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,889,601
178,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	178,205
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,551,180
100,000	Morgan Stanley, 0.711%, 10/15/2015(b)	100,164
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,502,448
665,000	Morgan Stanley, 2.500%, 1/24/2019	665,603
615,000	Morgan Stanley, 3.750%, 2/25/2023	630,880
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,222,260
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,552,049
840,000	Morgan Stanley, 5.750%, 1/25/2021	964,279
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,363,927
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,298,372
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,066,528
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,654,738
400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	331,834
455,000	Morgan Stanley, Series F, MTN, 0.681%, 10/18/2016(b)	453,635
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	449,114
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	979,570

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	$2,933,254
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	63,591
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	423,547
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	94,226
200,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	209,398
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	652,105
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	130,046
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	312,638
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,606,760
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,297,004
200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	223,111

		84,306,580

	Brokerage – 0.9%
1,038,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,063,570
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,276,238
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	917,832
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	453,405
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	90,941

		5,801,986

	Building Materials – 1.1%
892,000	Masco Corp., 4.800%, 6/15/2015	905,744
554,000	Masco Corp., 5.850%, 3/15/2017	594,165
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,364,864
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,032,725
285,000	Masco Corp., 7.750%, 8/01/2029	327,750
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	796,300
11,000	Owens Corning, 6.500%, 12/01/2016	11,985

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$1,712,000	Owens Corning, 7.000%, 12/01/2036	$2,120,904

		7,154,437

	Chemicals – 0.6%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,995,000
140,000	Methanex Corp., 5.250%, 3/01/2022	150,390
744,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	766,510

		3,911,900

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	576,710
9,172	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	9,935

		586,645

	Consumer Products – 0.2%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	541,905
592,000	Snap-on, Inc., 6.700%, 3/01/2019	680,602

		1,222,507

	Electric – 2.7%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,047,096
956,747	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	1,061,845
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	504,721
421,000	Commonwealth Edison Co., 4.700%, 4/15/2015	425,959
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,810,080
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,686,357
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	656,932
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	916,977
759,000	Endesa S.A., 7.875%, 2/01/2027	987,729
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	754,681
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,828,186
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	678,910

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	$1,682,575

		18,042,048

	Finance Companies – 5.3%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,332,945
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	521,197
65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	65,812
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	10,026,719
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	288,757
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	479,867
286,000	General Electric Capital Corp., Series A, MTN, 0.531%, 5/13/2024(b)	268,355
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	3,407,178
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,000
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	904,557
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,615
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,272,400
490,000	Navient LLC, 4.875%, 6/17/2019	491,421
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,114,377
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	130,935
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	162,578
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,499,470
182,000	Navient LLC, Series A, MTN, 5.000%, 4/15/2015	183,365
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	742,165
1,066,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	1,188,590
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	598,780
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,704,640
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	684,320
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,036,350

		35,155,393

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – 0.4%
$1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	$2,999,645

	Government Guaranteed – 0.9%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	666,639
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,649,041
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	619,057

		5,934,737

	Government Owned—No Guarantee – 0.9%
1,947,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,267,106
3,420,000	DP World Ltd., 6.850%, 7/02/2037, 144A	3,857,008

		6,124,114

	Health Insurance – 0.0%
15,000	CIGNA Corp., 7.875%, 5/15/2027	20,495

	Healthcare – 1.3%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	731,410
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,585,460
42,000	HCA, Inc., 5.875%, 3/15/2022	45,990
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,452,076
72,000	HCA, Inc., 6.375%, 1/15/2015	72,000
76,000	HCA, Inc., 7.050%, 12/01/2027	77,140
144,000	HCA, Inc., 7.190%, 11/15/2015	149,940
57,000	HCA, Inc., 7.500%, 12/15/2023	63,840
133,000	HCA, Inc., 7.690%, 6/15/2025	149,625
232,000	HCA, Inc., 8.360%, 4/15/2024	272,600
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,920
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	248,240

		8,857,241

	Home Construction – 0.5%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,421,880

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	$1,105,000

		3,526,880

	Hybrid ARMs – 0.0%
30,553	FNMA, 1.909%, 2/01/2037(b)	32,199
46,302	FNMA, 2.379%, 9/01/2036(b)	49,793

		81,992

	Independent Energy – 1.1%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,008,405
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	48,875
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	45,150
175,000	Continental Resources, Inc., 3.800%, 6/01/2024	156,545
35,000	Continental Resources, Inc., 4.500%, 4/15/2023	33,290
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,745,092
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,836,555
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,303,007

		7,176,919

	Industrial Other – 0.1%
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	991,693

	Life Insurance – 1.2%
50,000	American International Group, Inc., 4.125%, 2/15/2024	53,226
71,000	American International Group, Inc., 4.875%, 6/01/2022	79,757
100,000	American International Group, Inc., 6.250%, 3/15/2087	111,595
138,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	186,990
175,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	195,668
84,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	91,652
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,048,002
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,263,963
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,192,950

		8,223,803

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 1.7%
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	$2,783,456
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	2,047,629
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	3,086,800
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,648,388
92,059	Province of Alberta, 5.930%, 9/16/2016, (CAD)	82,830
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	717,828

		11,366,931

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,208,637

	Media Entertainment – 0.2%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	267,150
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,057,544

		1,324,694

	Metals & Mining – 0.9%
319,000	ArcelorMittal, 6.750%, 2/25/2022	340,532
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	1,767,500
387,000	ArcelorMittal, 7.500%, 10/15/2039	400,545
1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	1,858,601
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,641,695

		6,008,873

	Midstream – 0.6%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	166,424
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	182,666
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	659,871
213,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	209,272
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,799,380
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	661,273

		3,678,886

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – 0.0%
$1,204	FHLMC, 10.000%, with various maturities in 2018(f)	$1,318
2,939	FNMA, 6.000%, 12/01/2018	3,328
3,884	GNMA, 10.000%, 5/15/2018	3,960

		8,606

	Non-Agency Commercial Mortgage-Backed Securities – 2.9%
110,599	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.152%, 9/10/2047(b)	112,881
432,367	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	454,689
257,373	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	271,467
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.707%, 6/11/2040(b)	333,262
800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	847,977
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.503%, 10/15/2031, 144A(b)(d)	1,656,523
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.103%, 10/15/2031, 144A(b)(d)	580,528
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.303%, 10/15/2031, 144A(b)(d)	506,374
2,081,666	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	2,223,527
1,279,924	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.898%, 9/15/2039(b)	1,376,188
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	560,924
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,233,310
323,545	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	323,857
239,888	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	259,693
636,292	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	547,732
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.787%, 6/15/2049(b)	888,356
1,004,312	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,072,182
184,381	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	185,458
276,476	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.833%, 6/15/2038(b)	290,413
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	312,986
172,498	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.869%, 6/12/2046(b)	181,014
248,367	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	248,962

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$284,161	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	$286,565
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	204,350
553,034	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.278%, 1/11/2043(b)	616,861
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	324,047
3,515,000	West Edmonton Mall Property, Inc., 4.309%, 2/13/2024, (CAD)	3,240,196
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.550%, 3/15/2044, 144A(b)	100,709

		19,241,031

	Oil Field Services – 0.3%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	814,320
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	942,386

		1,756,706

	Paper – 0.3%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,495,831
175,000	Mead Corp. (The), 7.550%, 3/01/2047(d)	219,517
133,000	Westvaco Corp., 8.200%, 1/15/2030	175,980

		1,891,328

	Property & Casualty Insurance – 0.8%
87,000	MBIA Insurance Corp., 11.491%, 1/15/2033, 144A(b)(g)	52,200
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,711,955
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	183,410
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,847,371
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,440,749

		5,235,685

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	138,101

	Refining – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	541,654

	REITs—Office Property – 0.1%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	66,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs—Office Property – continued
$816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	$945,581

		1,011,781

	REITs—Shopping Centers – 0.1%
759,000	Equity One, Inc., 6.000%, 9/15/2017	832,738

	REITs—Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	124,899
270,000	Realty Income Corp., 6.750%, 8/15/2019	318,049

		442,948

	REITs—Warehouse/Industrials – 0.1%
596,000	ProLogis LP, 7.375%, 10/30/2019	716,787

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	467,587

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	42,900

	Sovereigns – 0.4%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,722,217

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	179,406
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	176,315
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	920,385
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	83,520
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,044,397

		2,404,023

	Supranational – 0.6%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,733,557
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	930,301

		3,663,858

	Technology – 1.2%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,515,446

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$2,695,000		Ingram Micro, Inc., 5.250%, 9/01/2017	$2,915,809
990,000		KLA-Tencor Corp., 5.650%, 11/01/2034	1,050,323
37,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	42,445
247,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	310,044

			7,834,067

		Tobacco – 0.1%
558,000		Reynolds American, Inc., 6.750%, 6/15/2017	621,575

		Transportation Services – 0.3%
76,000		APL Ltd., 8.000%, 1/15/2024(d)	66,120
731,644		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	744,448
717,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	922,344

			1,732,912

		Treasuries – 36.7%
26,800,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	23,492,099
8,301,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	7,189,032
99,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	87,673
30,366,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	26,605,404
759,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	680,729
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,963,065
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,004,405
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,744,120
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,433,264
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	10,342,523
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,379,387
28,844,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	4,178,344
30,112,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	4,096,218
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,375,801
62,675,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	380,284

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	$331,048
87,450,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	584,692
17,365,000	U.S. Treasury Note, 0.250%, 1/15/2015	17,365,000
11,300,100	U.S. Treasury Note, 0.250%, 10/15/2015	11,300,981
10,377,700	U.S. Treasury Note, 0.250%, 12/15/2015	10,378,509
10,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	9,987,500
20,489,700	U.S. Treasury Note, 0.375%, 11/15/2015	20,508,919
16,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	15,997,504
15,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	14,997,660
50,000,000	U.S. Treasury Note, 0.625%, 12/31/2016	49,933,600

		242,337,761

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	704,284
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	156,640
51,000	Sprint Capital Corp., 6.900%, 5/01/2019	52,020
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	290,795
40,000	Sprint Communications, Inc., 6.000%, 11/15/2022	36,800

		1,240,539

	Wirelines – 2.6%
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,649,730
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,336,977
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	186,000
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,701,810
926,000	Embarq Corp., 7.995%, 6/01/2036	1,034,805
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	273,712
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	126,499
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	417,240
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,189,693

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	$1,427,000
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	160,597
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	538,242
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,805,627
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	733,329
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,155,136
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	233,716

		16,970,113

	Total Non-Convertible Bonds (Identified Cost $551,132,013)	573,148,692

Convertible Bonds – 3.3%
	Energy – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,382,089
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	523,345

		1,905,434

	Property & Casualty Insurance – 1.2%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	7,913,104

	Retailers – 0.2%
1,645,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,566,863

	Technology – 1.6%
2,661,000	Intel Corp., 3.482%, 12/15/2035(b)	3,495,889
3,568,000	Intel Corp., 3.250%, 8/01/2039	6,203,860
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	568,327

		10,268,076

	Total Convertible Bonds (Identified Cost $16,668,341)	21,653,477

Municipals – 0.8%
	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	833,860
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,679,851

		2,513,711

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Michigan – 0.1%
$735,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$636,231

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	366,030

	Virginia – 0.2%
2,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,536,367

	Total Municipals (Identified Cost $5,563,452)	5,052,339

	Total Bonds and Notes (Identified Cost $573,363,806)	599,854,508

Senior Loans – 0.4%
	Cable Satellite – 0.1%
1,103,158	CSC Holdings, Inc., New Term Loan B, 2.669%, 4/17/2020(b)	1,077,157

	Finance Companies – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	1,850,738

	Total Senior Loans (Identified Cost $2,977,864)	2,927,895

Shares
Common Stocks – 4.0%
	Automobiles – 0.2%
91,715	Ford Motor Co.	1,421,582

	Chemicals – 0.8%
23,580	PPG Industries, Inc.	5,450,517

	Electronic Equipment, Instruments & Components – 2.5%
721,200	Corning, Inc.	16,537,116

	Oil, Gas & Consumable Fuels – 0.5%
64,896	Repsol YPF S.A., Sponsored ADR	1,205,768
26,419	Royal Dutch Shell PLC, ADR	1,768,752

		2,974,520

	Total Common Stocks (Identified Cost $15,083,888)	26,383,735

Preferred Stocks – 1.0%
Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.0%
122	Ally Financial, Inc., Series G, 7.000%, 144A	121,951

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Electric – 0.0%
213	Connecticut Light & Power Co., 2.200%(c)	$10,663
2,360	Union Electric Co., 4.500%(c)	224,200

		234,863

	Government Sponsored – 0.5%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(c)(h)	3,075,000

	Total Non-Convertible Preferred Stocks (Identified Cost $3,161,639)	3,431,814

Convertible Preferred Stocks – 0.5%
	Banking – 0.1%
714	Bank of America Corp., Series L, 7.250%	830,361

	Energy – 0.2%
4,353	Chesapeake Energy Corp., 5.000%(c)	411,630
15,775	El Paso Energy Capital Trust I, 4.750%	956,596

		1,368,226

	Metals & Mining – 0.2%
5,205	Alcoa, Inc., Series 1, 5.375%	262,592
53,705	ArcelorMittal, 6.000%	929,097

		1,191,689

	Total Convertible Preferred Stocks (Identified Cost $3,079,363)	3,390,276

	Total Preferred Stocks (Identified Cost $6,241,002)	6,822,090

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 10.5%
$69,006,094	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $69,006,132 on 1/02/2015 collateralized by $66,800,000 U.S. Treasury Note, 2.625% due 8/15/2020 valued at $70,390,500 including accrued interest(i) (Identified Cost $69,006,094)	69,006,094

	Total Investments – 106.8% (Identified Cost $666,672,654)(a)	704,994,322
	Other assets less liabilities – (6.8)%	(44,834,989)

	Net Assets – 100.0%	$660,159,333

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $668,950,552 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,732,627
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,688,857)

Net unrealized appreciation	$36,043,770

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(c)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $4,542,603 or 0.7% of net assets.
(d)	Illiquid security. At December 31, 2014, the value of these securities amounted to $6,213,576 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $74,479,510 or 11.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$76,662	(a)	$76,662
ABS Other	—	5,185,516	4,112,356	(b)	9,297,872
Airlines	—	9,196,921	12,291,421	(b)	21,488,342
Non-Agency Commercial Mortgage-Backed Securities	—	16,497,606	2,743,425	(b)	19,241,031
Transportation Services	—	988,464	744,448	(a)	1,732,912

All Other Non-Convertible Bonds*	—	521,311,873	—	521,311,873

Total Non-Convertible Bonds	—	553,180,380	19,968,312	573,148,692

Convertible Bonds*	—	21,653,477	—	21,653,477
Municipals*	—	5,052,339	—	5,052,339

Total Bonds and Notes	—	579,886,196	19,968,312	599,854,508

Senior Loans*	—	2,927,895	—	2,927,895
Common Stocks*	26,383,735	—	—	26,383,735
Preferred Stocks
Non-Convertible Preferred Stocks
Electric	—	234,863	—	234,863
Government Sponsored	—	3,075,000	—	3,075,000
All Other Non-Convertible Preferred Stocks*	121,951	—	—	121,951

Total Non-Convertible Preferred Stocks	121,951	3,309,863	—	3,431,814

Convertible Preferred Stocks
Energy	956,596	411,630	—	1,368,226
All Other Convertible Preferred Stocks*	2,022,050	—	—	2,022,050

Total Convertible Preferred Stocks	2,978,646	411,630	—	3,390,276

Total Preferred Stocks	3,100,597	3,721,493	—	6,822,090

Short-Term Investments	—	69,006,094	—	69,006,094

Total	$29,484,332	$655,541,678	$19,968,312	$704,994,322

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

Preferred stocks valued at $651,152 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued at the last sale price in accordance with the Fund’s valuation policies. At December 31, 2014, these securities were fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$81,101	$—	$111	$1,415	$—	$(5,965)	$—	$—	$76,662	$1,136
ABS Other	4,147,971	—	115	6,075	—	(41,805)	—	—	4,112,356	7,262
Airlines	12,747,321	404	8,853	(110,921)	—	(354,236)	—	—	12,291,421	(54,804)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(11)	2,743,436	—	—	—	2,743,425	(11)
Transportation Services	744,448	—	—	—	—	—	—	—	744,448	—

Total	$17,720,841	$404	$9,079	$(103,442)	$2,743,436	$(402,006)	$—	$—	$19,968,312	$(46,417)

Industry Summary at December 31, 2014 (Unaudited)

Treasuries	36.7%
Banking	12.9
Finance Companies	5.6
Airlines	3.3
Non-Agency Commercial Mortgage-Backed Securities	2.9
Technology	2.8
Electric	2.7
Wirelines	2.6
Electronic Equipment, Instruments & Components	2.5
Property & Casualty Insurance	2.0
Other Investments, less than 2% each	22.3
Short-Term Investments	10.5

Total Investments	106.8
Other assets less liabilities	(6.8)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2014 (Unaudited)

United States Dollar	81.8%
Canadian Dollar	11.8
New Zealand Dollar	3.8
Mexican Peso	3.6
Other, less than 2% each	5.8

Total Investments	106.8
Other assets less liabilities	(6.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 117.8% of Net Assets
	ABS Car Loan – 14.0%
$1,965,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	$1,975,187
1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	1,063,840
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	3,693,085
3,529,167	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	3,559,218
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	638,545
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,638,203
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,984
923,299	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	925,196
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,199,746
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,849,122
170,384	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	170,569
498,177	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	498,857
9,847,946	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	9,839,763
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	859,922
201,414	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	204,066
3,871,357	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,843,274
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A	3,971,276
1,288,502	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	1,289,619
2,225,000	CPS Auto Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,224,749
112,855	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	113,081
1,406,415	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	1,409,348
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,084,118
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	450,461
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	3,240,117
900,000	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	900,317
3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	3,681,134

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	$1,974,024
7,822,213	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	7,820,852
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,189,689
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,018,612
436,049	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	435,966
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,005,358
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,893,330
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,536,186
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A	5,520,217
1,390,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,397,420
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	3,910,046
1,595,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	1,603,919
1,220,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	1,226,556
73,610	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.162%, 9/20/2016, 144A(b)	73,632
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(c)	8,585,845
491,804	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	492,423
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,275,525
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,236,024
1,725,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	1,725,661
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(c)	7,098,882
2,640,252	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	2,638,404
1,895,453	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	1,902,244
2,380,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,374,581
1,820,000	Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 2.240%, 4/15/2020, 144A	1,822,748

		121,380,941

	ABS Credit Card – 2.2%
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,283,510
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,243,401
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(c)	9,580,190

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – continued
$1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	$1,036,688

		19,143,789

	ABS Home Equity – 3.0%
2,818,957	Citigroup Mortgage Loan Trust, Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A	2,878,710
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.600%, 5/17/2031, 144A	1,471,997
618,208	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(d)	496,503
244,463	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.852%, 7/25/2021(b)(d)	237,904
241,781	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	246,515
1,033,797	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	1,005,837
323,033	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.443%, 4/20/2035(b)(d)	132,143
5,671,006	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.582%, 5/19/2034(b)	5,651,464
4,000,000	Invitation Homes Trust, Series 2014-SRF2, 2.362%, 9/17/2031, 144A(b)	3,934,192
262,884	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.349%, 7/25/2035(b)(d)	249,393
158,861	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	155,101
754,875	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	719,144
35,074	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	33,200
369,538	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	336,130
3,741,280	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	3,560,939
5,903,293	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.337%, 11/25/2036(b)	5,153,923

		26,263,095

	ABS Other – 5.7%
327,180	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	327,174
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,001,326
586,076	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	586,924
1,470,148	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,463,534
1,851,501	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,880,437
770,839	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	761,619
2,249,264	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	2,244,702
227,008	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	228,583

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$1,770,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	$1,769,965
4,995,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	5,014,580
5,187,220	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	5,339,003
485,003	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	491,200
590,285	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	601,988
1,029,018	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	1,043,542
428,695	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	427,645
7,110,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	7,185,366
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,258,129
1,637,685	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,628,361
2,002,917	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	2,011,876
726,716	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	726,219
4,829,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,860,161
4,680,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	4,674,610
3,180,856	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.661%, 7/15/2041, 144A(b)	3,259,385

		49,786,329

	ABS Student Loan – 2.3%
4,477,014	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.205%, 7/01/2024(b)	4,495,500
311,231	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	314,789
1,150,000	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.405%, 8/25/2032, 144A(b)	1,151,321
13,988,351	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.234%, 7/25/2025(b)(c)	14,076,198

		20,037,808

	Agency Commercial Mortgage-Backed Securities – 6.3%
5,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(c)	6,127,567
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(c)	6,447,065
89,810,636	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.266%, 4/25/2023(b)(e)	1,578,602
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(c)	28,970,698
4,609,551	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.640%, 1/25/2023(b)(e)	377,255
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)	5,288,864

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042	$2,294,268
17,088,796	Government National Mortgage Association, Series 2014-101, Class IO, 0.989%, 4/16/2056(b)(e)	1,346,341
26,390,501	Government National Mortgage Association, Series 2014-86, Class IO, 0.964%, 4/16/2056(b)(e)	1,933,579

		54,364,239

	Collateralized Mortgage Obligations – 12.0%
217,914	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)	243,107
2,121,990	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.598%, 6/15/2023(b)	2,605,154
325,574	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(e)	75,439
7,282,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(c)	8,195,425
13,695,361	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.039%, 5/15/2036(b)(c)(e)	2,491,718
3,752,698	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.089%, 2/15/2038(b)(e)	556,924
2,739,001	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.149%, 6/15/2048(c)	2,862,590
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	499,104
3,296,464	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.244%, 12/15/2036(c)	3,436,943
1,232,509	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(e)	270,547
569,293	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.081%, 1/25/2024(b)(e)	104,525
799,389	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(e)	42,405
298,398	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.131%, 8/25/2036(b)(e)	46,482
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(c)	1,074,825
4,154,279	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.776%, 8/25/2038(b)(c)	4,201,475
1,298,497	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.376%, 3/25/2039(b)(c)	1,280,862
267,588	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	286,526
1,111,517	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.343%, 12/25/2039(b)	1,133,511
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.731%, 7/25/2043(b)	1,792,242
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 5.273%, 4/25/2033(b)	673,138
7,862,160	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.981%, 8/25/2042(b)(e)	1,532,296
448,852	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044	446,248
939,818	Federal National Mortgage Association, Series 2013-23, Class TS, 5.916%, 3/25/2043(b)	869,828
1,521,265	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(e)	233,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$324,321	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(c)(e)	$74,396
1,690,927	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(e)	330,415
324,460	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(e)	58,631
3,656,858	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(e)	553,891
1,435,868	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(e)	241,376
995,144	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(e)	188,571
1,971,532	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(e)	379,869
852,088	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(e)	180,461
1,067,568	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(e)	230,412
1,234,418	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(e)	263,685
1,246,749	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(e)	197,442
610,646	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(e)	97,344
912,601	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(e)	171,700
600,048	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(e)	112,414
161,798	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(e)	26,035
4,391,003	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(e)	643,571
1,480,465	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(e)	272,250
1,292,978	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(e)	231,376
1,332,731	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(e)	166,291
756,043	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(e)	160,126
132,282	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(e)	27,078
13,750,897	Government National Mortgage Association, Series 2006-46, Class IO, 0.192%, 4/16/2046(b)(e)	257,334
13,100,462	Government National Mortgage Association, Series 2006-51, Class IO, 0.394%, 8/16/2046(b)(c)(e)	355,586
15,286,065	Government National Mortgage Association, Series 2009-114, Class IO, 0.230%, 10/16/2049(b)(e)	343,906
3,255,378	Government National Mortgage Association, Series 2010-49, Class IA, 0.857%, 10/16/2052(b)(e)	184,935
912,109	Government National Mortgage Association, Series 2010-H20, Class AF, 0.486%, 10/20/2060(b)	903,576
57,795,295	Government National Mortgage Association, Series 2010-I24, Class X, 1.166%, 12/16/2052(b)(c)(e)	3,734,790
17,786,327	Government National Mortgage Association, Series 2011-119, Class IO, 1.180%, 8/16/2051(b)(e)	894,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$35,254,763	Government National Mortgage Association, Series 2011-161, Class IO, 1.115%, 4/16/2045(b)(e)	$1,773,491
18,042,271	Government National Mortgage Association, Series 2011-38, Class IO, 0.598%, 4/16/2053(b)(c)(e)	636,694
8,725,927	Government National Mortgage Association, Series 2011-53, Class IO, 0.589%, 5/16/2051(b)(c)(e)	339,962
1,625,797	Government National Mortgage Association, Series 2011-H01, Class AF, 0.606%, 11/20/2060(b)	1,618,533
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.515%, 9/16/2050(b)(e)	1,666,051
24,654,405	Government National Mortgage Association, Series 2012-100, Class IO, 0.828%, 8/16/2052(b)(e)	1,555,520
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.415%, 9/16/2050(b)(e)	1,200,435
30,621,720	Government National Mortgage Association, Series 2012-23, Class IO, 1.402%, 6/16/2053(b)(c)(e)	1,739,099
36,100,747	Government National Mortgage Association, Series 2012-55, Class IO, 1.197%, 4/16/2052(b)(c)(e)	2,012,797
26,730,698	Government National Mortgage Association, Series 2012-70, Class IO, 0.957%, 8/16/2052(b)(c)(e)	1,583,660
23,112,014	Government National Mortgage Association, Series 2012-79, Class IO, 1.016%, 3/16/2053(b)(e)	1,561,240
374,374	Government National Mortgage Association, Series 2012-H24, Class FE, 0.756%, 10/20/2062(b)	373,789
3,501,644	Government National Mortgage Association, Series 2012-H30, Class GA, 0.506%, 12/20/2062(b)	3,467,975
7,649,122	Government National Mortgage Association, Series 2013-175, Class IO, 0.988%, 5/16/2055(b)(e)	473,940
27,816,745	Government National Mortgage Association, Series 2013-H16, Class AI, 1.612%, 7/20/2063(b)(e)	2,165,186
18,129,187	Government National Mortgage Association, Series 2013-H18, Class EI, 1.709%, 7/20/2063(b)(e)	1,554,578
3,543,319	Government National Mortgage Association, Series 2013-H18, Class JI, 1.388%, 8/20/2063(b)(e)	240,281
379,602	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	380,687
62,847,397	Government National Mortgage Association, Series 2014-24, Class IX, 1.016%, 1/16/2054(b)(e)	4,050,640
19,574,759	Government National Mortgage Association, Series 2014-H03, Class FS, 0.806%, 2/20/2064(b)(c)	19,654,918
4,928,486	Government National Mortgage Association, Series 2014-H05, Class FB, 0.756%, 12/20/2063(b)	4,931,852
4,733,828	Government National Mortgage Association, Series 2014-H06, Class FA, 0.726%, 3/20/2064(b)	4,735,921

		103,954,336

	Hybrid ARMs – 2.2%
2,971,847	FHLMC, 2.333%, 6/01/2035(b)(c)	3,164,180
135,227	FHLMC, 2.367%, 1/01/2035(b)(c)	143,827
2,325,087	FHLMC, 2.815%, 2/01/2037(b)(c)	2,495,789
446,082	FHLMC, 2.989%, 1/01/2036(b)(c)	476,176
773,336	FNMA, 1.909%, 2/01/2037(b)(c)	814,984

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,356,278	FNMA, 2.255%, 9/01/2034(b)(c)	$1,456,156
6,384,480	FNMA, 2.372%, 9/01/2037(b)(c)	6,818,226
593,739	FNMA, 2.379%, 9/01/2036(b)(c)	638,509
2,405,899	FNMA, 3.333%, 8/01/2038(b)(c)	2,575,055
251,822	FNMA, 5.420%, 10/01/2035(b)(c)	266,164

		18,849,066

	Mortgage Related – 39.6%
1,344,678	FHLMC, 4.000%, 2/01/2044	1,449,691
141,849	FHLMC, 5.000%, 9/01/2035(c)	156,682
12,585,646	FNMA, 3.000%, with various maturities in 2043(f)	12,738,742
31,816,792	FNMA, 3.500%, with various maturities from 2037 to 2042(c)(f)	33,209,409
12,404,290	FNMA, 4.000%, with various maturities from 2042 to 2052(f)	13,307,192
1,925,909	FNMA, 4.500%, 2/01/2041	2,106,451
872,412	FNMA, 5.500%, 8/01/2034(c)	990,582
11,050	FNMA, 6.000%, 10/01/2034(c)	12,613
72,305,000	FNMA (TBA), 3.500%, 1/01/2045(g)	75,372,323
93,595,000	FNMA (TBA), 4.000%, with various maturities in 2045(g)	99,669,252
787,998	GNMA, 0.690%, 8/20/2063(b)	787,887
2,393,009	GNMA, 1.859%, 2/20/2061(b)	2,508,517
566,076	GNMA, 1.889%, 7/20/2060(b)	593,365
485,337	GNMA, 1.910%, 9/20/2060(b)	509,692
3,466,111	GNMA, 2.166%, 2/20/2063(b)	3,678,508
1,916,495	GNMA, 4.479%, 2/20/2062	2,069,686
3,442,297	GNMA, 4.521%, 12/20/2061	3,712,018
997,993	GNMA, 4.524%, 7/20/2062	1,083,276
1,556,189	GNMA, 4.556%, 12/20/2061	1,678,607
481,357	GNMA, 4.570%, 10/20/2061	518,304
1,093,889	GNMA, 4.576%, 9/20/2063	1,207,014
4,667,346	GNMA, 4.577%, 6/20/2063	5,130,753

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$508,684	GNMA, 4.578%, 11/20/2061	$547,379
1,025,688	GNMA, 4.600%, 10/20/2061	1,104,101
977,557	GNMA, 4.626%, 6/20/2062	1,061,348
10,955,546	GNMA, 4.659%, 2/20/2062(c)	11,872,164
12,516,938	GNMA, 4.670%, 12/20/2061(c)	13,533,376
716,387	GNMA, 4.684%, 1/20/2062	774,466
3,324,201	GNMA, 4.700%, with various maturities in 2061(h)	3,577,475
614,894	GNMA, 4.709%, 12/20/2063	687,514
2,875,642	GNMA, 4.720%, 6/20/2061	3,088,206
4,046,414	GNMA, 4.767%, 7/20/2063	4,374,323
992,020	GNMA, 4.798%, 5/20/2061	1,067,350
1,396,281	GNMA, 4.808%, 8/20/2062	1,511,136
4,802,955	GNMA, 4.810%, 5/20/2061	5,161,385
962,582	GNMA, 4.951%, 1/20/2062	1,044,020
617,343	GNMA, 5.500%, with various maturities in 2059(h)	652,230
2,400,259	GNMA, 6.514%, 5/20/2061	2,571,752
4,000,000	Government National Mortgage Association, 1.000%, 1/31/2064	4,453,750
2,940,511	Government National Mortgage Association, 1.301%, 6/20/2063(b)(e)	200,322
5,811,302	Government National Mortgage Association, Series 2012-H26, Class BA, 0.506%, 10/20/2062(b)	5,763,074
7,316,202	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.604%, 6/20/2064(b)	8,456,878
7,828,085	Government National Mortgage Association, Series 2014-H15, Class FA, 0.656%, with various maturities in 2064(b)	7,776,077
27,646,543	Government National Mortgage Association, Series 2014-H24, Class HI, 0.915%, 11/20/2064(b)(e)	1,637,194

		343,406,084

	Non-Agency Commercial Mortgage-Backed Securities – 30.5%
2,120,631	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	2,126,471
1,438,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,435,952
172,091	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.152%, 9/10/2047(b)	175,641
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,603,083

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$946,247	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	$1,011,000
13,100,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.550%, 12/15/2027, 144A(b)	13,104,310
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.361%, 2/15/2031, 144A(b)	3,065,575
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,415,038
4,374,373	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	4,681,384
232,028	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.756%, 6/10/2046(b)	243,201
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,357,367
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.961%, 3/15/2029, 144A(b)	2,996,831
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,265,999
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,805,169
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.911%, 5/13/2031, 144A(b)(i)	2,801,520
5,380,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.003%, 10/15/2031, 144A(b)(i)	5,386,940
2,682,230	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.806%, 6/15/2038(b)	2,802,715
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,623,973
5,474,792	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	5,847,888
1,719,193	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.898%, 9/15/2039(b)	1,848,496
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	12,040,948
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.970%, 2/15/2041(b)	4,503,087
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(b)	3,494,517
3,495,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.111%, 2/15/2027, 144A(b)	3,486,154
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(c)	14,837,744
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	9,328,099
11,285,387	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)(c)	12,217,143
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)	5,244,366
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	5,812,959
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046	3,825,741
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,360,805
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.061%, 10/15/2029, 144A(b)	6,469,183

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,733,299	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(c)	$7,058,713
3,082,306	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,277,330
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.787%, 6/15/2049(b)	2,664,581
1,129,900	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,206,258
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,709,766
5,545,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.141%, 7/15/2031, 144A(b)	5,550,844
4,496,006	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,776,098
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(c)	8,078,832
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,278,307
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,552,754
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.592%, 4/12/2049(b)	7,759,102
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,748,130
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(c)	9,830,435
7,137,590	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.908%, 6/11/2049(b)(c)	7,760,723
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A(c)	13,947,122
1,361,288	PFP III Ltd., Series 2014-1, Class A, 1.331%, 6/14/2031, 144A(b)	1,357,248
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,377,224
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.556%, 11/15/2026, 144A(b)	680,826
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.656%, 11/15/2026, 144A(b)	907,316
2,100,000	Starwood Retail Property Trust, Inc., 1.381%, 11/15/2027, 144A(b)	2,110,649
6,500,000	Starwood Retail Property Trust, Inc., 1.811%, 11/15/2027, 144A(b)	6,529,419
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,582,440
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	4,874,138

		263,837,554

	Total Bonds and Notes (Identified Cost $1,005,000,518)	1,021,023,241

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.3%
$19,929,909	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $19,929,920 on 1/02/2015 collateralized by $19,910,000 Federal Home Loan Bank, 2.875% due 6/14/2024 valued at $20,333,088 including accrued interest(j) (Identified Cost $19,929,909)	$19,929,909

	Total Investments – 120.1% (Identified Cost $1,024,930,427)(a)	1,040,953,150
	Other assets less liabilities – (20.1)%	(174,402,398)

	Net Assets – 100.0%	$866,550,752

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $1,024,930,427 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,052,310
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,029,587)

Net unrealized appreciation	$16,022,723

At September 30, 2014, the Fund had a short-term capital loss carryforward of $1,086,466 with no expiration date and a long-term capital loss carryforward of $8,438,729 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2014 is disclosed.

(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(d)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $2,023,388 or 0.2% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at th
(h)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	Illiquid security. At December 31, 2014, the value of these securities amounted to $8,188,460 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $247,744,776 or 27.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2015	305	$44,091,563	$1,195,876

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2015	359	$42,695,758	$18,976

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$116,444,156	$4,936,785	(a)	$121,380,941
ABS Home Equity	—	24,239,707	2,023,388	(b)	26,263,095
ABS Other	—	31,677,852	18,108,477	(a)	49,786,329
Collateralized Mortgage Obligations	—	99,994,291	3,960,045	(a)	103,954,336
Mortgage Related	—	337,114,818	6,291,266	(a)	343,406,084
Non-Agency Commercial Mortgage-Backed Securities	—	258,450,614	5,386,940	(a)	263,837,554
All Other Non-Convertible Bonds*	—	112,394,902	—		112,394,902

Total Non-Convertible Bonds	—	980,316,340	40,706,901		1,021,023,241

Total Bonds and Notes	—	980,316,340	40,706,901		1,021,023,241

Short-Term Investments	—	19,929,909	—		19,929,909

Total Investments	—	1,000,246,249	40,706,901		1,040,953,150

Futures Contracts (unrealized appreciation)	1,214,852	—	—		1,214,852

Total	$1,214,852	$1,000,246,249	$40,706,901		$1,042,168,002

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$6,589,923	$—	$2,829	$(8,490)	$2,224,748	$(632,776)	$—	$(3,239,449)	$4,936,785	$(5,001)
ABS Home Equity	2,142,704	—	(1,559)	30,197	—	(147,954)	—	—	2,023,388	24,886
ABS Other	19,114,510	—	1,224	(87,897)	—	(177,123)	—	(742,237)	18,108,477	(83,152)
Collateralized
Mortgage Obligations	4,280,249	—	(111,518)	(208,686)	—	—	—	—	3,960,045	(208,685)
Mortgage Related	—	—	—	4,260	6,287,006	—	—	—	6,291,266	4,260
Non-Agency
Commercial
Mortgage-Backed
Securities	—	—	—	(50)	5,386,990	—	—	—	5,386,940	(50)

Total	$32,127,386	$—	$(109,024)	$(270,666)	$13,898,744	$(957,853)	$—	$(3,981,686)	$40,706,901	$(267,742)

Debt securities valued at $3,981,686 were transferred from Level 3 to Level 2 during the period ended December 31, 2014. At December 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2014:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives Interest rate contracts	$1,214,852
[1]	Represents cumulative unrealized appreciation on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$800,000	$800,000

Industry Summary at December 31, 2014 (Unaudited)

Mortgage Related	39.6%
Non-Agency Commercial Mortgage-Backed Securities	30.5
ABS Car Loan	14.0
Collateralized Mortgage Obligations	12.0
Agency Commercial Mortgage-Backed Securities	6.3
ABS Other	5.7
ABS Home Equity	3.0
ABS Student Loan	2.3
ABS Credit Card	2.2
Hybrid ARMs	2.2
Short-Term Investments	2.3

Total Investments	120.1
Other assets less liabilities (including futures contracts)	(20.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Aerospace & Defense – 0.9%
317,534	Exelis, Inc.	$5,566,371
69,470	KLX, Inc.(b)	2,865,637
93,324	Vectrus, Inc.(b)	2,557,078

		10,989,086

	Auto Components – 2.0%
370,510	Dana Holding Corp.	8,054,887
451,308	Fox Factory Holding Corp.(b)	7,324,729
263,991	Remy International, Inc.	5,522,692
55,196	Tenneco, Inc.(b)	3,124,646

		24,026,954

	Banks – 12.9%
473,508	BancorpSouth, Inc.	10,658,665
561,999	Cathay General Bancorp	14,381,554
136,524	City National Corp.	11,032,504
497,576	CVB Financial Corp.	7,971,168
505,905	First Financial Bancorp	9,404,774
199,943	First Financial Bankshares, Inc.	5,974,297
132,386	IBERIABANK Corp.	8,585,232
290,210	PacWest Bancorp	13,192,947
219,281	Pinnacle Financial Partners, Inc.	8,670,371
216,530	Popular, Inc.(b)	7,372,846
196,088	Prosperity Bancshares, Inc.	10,855,432
118,843	Signature Bank(b)	14,969,464
570,972	Talmer Bancorp, Inc., Class A	8,016,447
157,054	Texas Capital Bancshares, Inc.(b)	8,532,744
323,032	Tristate Capital Holdings, Inc.(b)	3,307,848
238,400	Wintrust Financial Corp.	11,147,584

		154,073,877

	Building Products – 1.3%
139,945	Armstrong World Industries, Inc.(b)	7,153,988
135,913	Masonite International Corp.(b)	8,353,213

		15,507,201

	Capital Markets – 1.3%
177,681	Safeguard Scientifics, Inc.(b)	3,521,637
228,175	Stifel Financial Corp.(b)	11,641,489

		15,163,126

	Chemicals – 2.0%
183,026	Cabot Corp.	8,027,520
143,561	Minerals Technologies, Inc.	9,970,312
264,656	Tronox Ltd., Class A	6,319,985

		24,317,817

	Commercial Services & Supplies – 3.9%
345,742	KAR Auction Services, Inc.	11,979,960
306,797	Knoll, Inc.	6,494,893

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
138,688	McGrath Rentcorp	$4,973,352
149,809	Rollins, Inc.	4,958,678
232,305	Viad Corp.	6,193,251
130,366	Waste Connections, Inc.	5,734,800
202,358	West Corp.	6,677,814

		47,012,748

	Communications Equipment – 0.6%
675,373	Calix, Inc.(b)	6,767,237

	Construction & Engineering – 1.4%
275,303	MYR Group, Inc.(b)	7,543,302
374,848	Primoris Services Corp.	8,711,468

		16,254,770

	Consumer Finance – 0.3%
26,695	Credit Acceptance Corp.(b)	3,641,465

	Distributors – 0.7%
143,568	Core-Mark Holding Co., Inc.	8,891,166

	Diversified Financial Services – 1.5%
681,200	FNFV Group(b)	10,722,088
95,413	MarketAxess Holdings, Inc.	6,842,066

		17,564,154

	Electric Utilities – 2.4%
243,095	ALLETE, Inc.	13,404,259
88,533	ITC Holdings Corp.	3,579,389
276,380	UIL Holdings Corp.	12,033,585

		29,017,233

	Electrical Equipment – 1.8%
63,044	AZZ, Inc.	2,958,024
293,545	Babcock & Wilcox Co.	8,894,414
150,472	EnerSys	9,287,132

		21,139,570

	Electronic Equipment, Instruments & Components – 5.1%
149,198	Belden, Inc.	11,758,294
368,712	Checkpoint Systems, Inc.(b)	5,062,416
155,962	Littelfuse, Inc.	15,076,847
181,189	Methode Electronics, Inc.	6,615,210
159,484	Rogers Corp.(b)	12,988,377
667,453	Vishay Intertechnology, Inc.	9,444,460

		60,945,604

	Energy Equipment & Services – 2.0%
134,585	Bristow Group, Inc.	8,854,347
507,678	Helix Energy Solutions Group, Inc.(b)	11,016,613
1,386,770	Parker Drilling Co.(b)	4,257,384

		24,128,344

	Food & Staples Retailing – 0.9%
400,846	SpartanNash Co.	10,478,114

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.3%
28,478	J & J Snack Foods Corp.	$3,097,552
286,174	Post Holdings, Inc.(b)	11,987,829

		15,085,381

	Health Care Equipment & Supplies – 1.3%
153,448	Cynosure, Inc., Class A(b)	4,207,544
170,898	SurModics, Inc.(b)	3,776,846
69,153	Teleflex, Inc.	7,940,147

		15,924,537

	Health Care Providers & Services – 1.4%
169,768	Bio-Reference Laboratories, Inc.(b)	5,454,646
847,987	BioScrip, Inc.(b)	5,927,429
65,656	WellCare Health Plans, Inc.(b)	5,387,731

		16,769,806

	Health Care Technology – 0.4%
234,379	MedAssets, Inc.(b)	4,631,329

	Hotels, Restaurants & Leisure – 4.4%
120,984	Churchill Downs, Inc.	11,529,775
42,155	Cracker Barrel Old Country Store, Inc.	5,933,738
387,079	Diamond Resorts International, Inc.(b)	10,799,504
182,077	Marriott Vacations Worldwide Corp.	13,572,020
257,955	Six Flags Entertainment Corp.	11,130,758

		52,965,795

	Household Durables – 1.8%
214,991	Jarden Corp.(b)	10,293,769
145,184	La-Z-Boy, Inc.	3,896,738
218,731	Libbey, Inc.(b)	6,876,903

		21,067,410

	Industrial Conglomerates – 0.6%
301,400	Raven Industries, Inc.	7,535,000

	Insurance – 3.7%
472,159	Employers Holdings, Inc.	11,100,458
275,557	HCC Insurance Holdings, Inc.	14,747,810
181,171	ProAssurance Corp.	8,179,871
111,529	Reinsurance Group of America, Inc., Class A	9,772,171

		43,800,310

	Internet & Catalog Retail – 1.2%
123,622	HSN, Inc.	9,395,272
130,426	Liberty Ventures, Series A(b)	4,919,669

		14,314,941

	Internet Software & Services – 0.5%
340,631	Perficient, Inc.(b)	6,345,956

	IT Services – 4.1%
440,501	Convergys Corp.	8,973,006
262,300	CSG Systems International, Inc.	6,575,861
91,007	DST Systems, Inc.	8,568,309

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
237,247	Euronet Worldwide, Inc.(b)	$13,024,860
113,774	WEX, Inc.(b)	11,254,524

		48,396,560

	Machinery – 5.3%
76,178	Alamo Group, Inc.	3,690,062
194,753	Albany International Corp., Class A	7,398,666
354,281	Altra Industrial Motion Corp.	10,058,038
432,385	John Bean Technologies Corp.	14,208,171
172,346	RBC Bearings, Inc.	11,121,487
268,633	TriMas Corp.(b)	8,405,527
93,820	Wabtec Corp.	8,152,020

		63,033,971

	Marine – 0.5%
77,157	Kirby Corp.(b)	6,229,656

	Media – 4.6%
297,021	Carmike Cinemas, Inc.(b)	7,802,742
402,605	E.W. Scripps Co. (The), Class A(b)	8,998,222
158,806	John Wiley & Sons, Inc., Class A	9,407,667
223,669	Journal Communications, Inc.(b)	2,556,537
496,822	National CineMedia, Inc.	7,139,332
429,756	New Media Investment Group, Inc.	10,155,134
344,733	Time, Inc.	8,483,879

		54,543,513

	Metals & Mining – 3.0%
322,094	Globe Specialty Metals, Inc.	5,549,679
172,244	Haynes International, Inc.	8,353,834
476,708	Horsehead Holding Corp.(b)	7,546,288
247,359	RTI International Metals, Inc.(b)	6,248,288
420,776	SunCoke Energy, Inc.	8,137,808

		35,835,897

	Multi-Utilities – 1.1%
224,077	NorthWestern Corp.	12,678,277

	Oil, Gas & Consumable Fuels – 0.8%
47,937	Clayton Williams Energy, Inc.(b)	3,058,381
295,474	QEP Resources, Inc.	5,974,484

		9,032,865

	Paper & Forest Products – 0.5%
214,355	PH Glatfelter Co.	5,481,057

	Professional Services – 1.5%
185,605	FTI Consulting, Inc.(b)	7,169,921
118,319	Insperity, Inc.	4,009,831
490,539	RPX Corp.(b)	6,759,628

		17,939,380

	REITs—Apartments – 2.1%
209,828	American Campus Communities, Inc.	8,678,486
100,751	Home Properties, Inc.	6,609,266

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Apartments – continued
130,670	Mid-America Apartment Communities, Inc.	$9,758,435

		25,046,187

	REITs—Diversified – 0.8%
217,745	Potlatch Corp.	9,116,983

	REITs—Health Care – 0.9%
193,520	Omega Healthcare Investors, Inc.	7,560,826
112,953	Sabra Healthcare REIT, Inc.	3,430,383

		10,991,209

	REITs—Hotels – 0.7%
1,193,183	Hersha Hospitality Trust	8,388,077

	REITs—Office Property – 0.8%
455,686	BioMed Realty Trust, Inc.	9,815,476

	REITs—Shopping Centers – 1.1%
787,609	Retail Opportunity Investments Corp.	13,223,955

	REITs—Single Tenant – 0.6%
167,884	National Retail Properties, Inc.	6,609,593

	REITs—Storage – 2.1%
606,404	CubeSmart	13,383,336
131,255	Sovran Self Storage, Inc.	11,448,061

		24,831,397

	Road & Rail – 1.7%
83,036	Avis Budget Group, Inc.(b)	5,507,778
60,044	Genesee & Wyoming, Inc., Class A(b)	5,399,157
114,466	Old Dominion Freight Line, Inc.(b)	8,887,140

		19,794,075

	Semiconductors & Semiconductor Equipment – 1.8%
163,295	Diodes, Inc.(b)	4,502,043
272,224	Semtech Corp.(b)	7,505,216
463,409	Teradyne, Inc.	9,170,864

		21,178,123

	Software – 1.9%
104,301	Monotype Imaging Holdings, Inc.	3,006,998
42,273	SS&C Technologies Holdings, Inc.	2,472,548
176,066	Synchronoss Technologies, Inc.(b)	7,370,123
173,981	Verint Systems, Inc.(b)	10,139,612

		22,989,281

	Specialty Retail – 2.8%
270,990	Barnes & Noble, Inc.(b)	6,292,388
499,675	Christopher & Banks Corp.(b)	2,853,144
152,955	Genesco, Inc.(b)	11,719,412
469,800	MarineMax, Inc.(b)	9,419,490
119,919	Sally Beauty Holdings, Inc.(b)	3,686,310

		33,970,744

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.7%
374,904	Capitol Federal Financial, Inc.	$4,791,273
138,484	Federal Agricultural Mortgage Corp., Class C	4,201,605

		8,992,878

	Trading Companies & Distributors – 1.2%
76,707	DXP Enterprises, Inc.(b)	3,876,005
149,702	H&E Equipment Services, Inc.	4,205,129
203,875	Rush Enterprises, Inc., Class A(b)	6,534,194

		14,615,328

	Transportation Infrastructure – 0.5%
87,631	Macquarie Infrastructure Co. LLC	6,229,688

	Water Utilities – 0.2%
107,950	Middlesex Water Co.	2,489,327

	Total Common Stocks (Identified Cost $787,400,267)	1,179,812,428

Closed-End Investment Companies – 0.6%
486,012	Hercules Technology Growth Capital, Inc. (Identified Cost $6,305,501)	7,231,858

Principal Amount
Short-Term Investments – 1.3%
$15,247,525	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $15,247,533 on 01/02/2015 collateralized by $13,100,000 U.S. Treasury Bond, 3.625% due 08/15/2043 valued at $15,556,250 including accrued interest(c) (Identified Cost $15,247,525)	15,247,525

	Total Investments – 100.8% (Identified Cost $808,953,293)(a)	1,202,291,811
	Other assets less liabilities – (0.8)%	(9,488,796)

	Net Assets – 100.0%	$1,192,803,015

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2014, the net unrealized appreciation on investments based on a cost of $808,955,543 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$408,391,666
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,055,398)

Net unrealized appreciation	$393,336,268

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,179,812,428	$—	$—	$1,179,812,428
Closed-End Investment Companies	7,231,858	—	—	7,231,858
Short-Term Investments	—	15,247,525	—	15,247,525

Total	$1,187,044,286	$15,247,525	$—	$1,202,291,811

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2014 (Unaudited)

Banks	12.9%
Machinery	5.3
Electronic Equipment, Instruments & Components	5.1
Media	4.6
Hotels, Restaurants & Leisure	4.4
IT Services	4.1
Commercial Services & Supplies	3.9
Insurance	3.7
Metals & Mining	3.0
Specialty Retail	2.8
Electric Utilities	2.4
REITs—Apartments	2.1
REITs—Storage	2.1
Chemicals	2.0
Energy Equipment & Services	2.0
Auto Components	2.0
Other Investments, less than 2% each	37.1
Short-Term Investments	1.3

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 23, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2015